                                                                     [GOVERNOR
                                                                     FUNDS LOGO]




                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2000







                                       www.visionfunds.net

 TABLE OF CONTENTS

GOVERNOR FUNDS
SEMI-ANNUAL REPORT-DECEMBER 31, 2000

Established Growth Fund....................................................... 1

Aggressive Growth Fund........................................................ 6

International Equity Fund.................................................... 11

Intermediate Term Income Fund................................................ 18

Limited Duration Government Securities Fund.................................. 23

Pennsylvania Municipal Bond Fund............................................. 27

Lifestyle Conservative Growth Fund........................................... 32

Lifestyle Moderate Growth Fund............................................... 36

Lifestyle Growth Fund........................................................ 40

U.S. Treasury Obligations Money Market Fund.................................. 44

Prime Money Market Fund...................................................... 48

Notes to Financial Statements................................................ 52

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
ESTABLISHED GROWTH FUND                            DECEMBER 31, 2000 (UNAUDITED)

 COMMON STOCKS - 99.8%
                                          SHARES        VALUE
                                          -------    ------------
AEROSPACE/DEFENSE-EQUIPMENT - 2.7%
Honeywell International, Inc. ..........   15,000    $    709,688
Textron, Inc. ..........................   20,000         930,000
Tyco International, Ltd. ...............   35,000       1,942,500
United Technologies Corp. ..............   35,000       2,751,875
                                                     ------------
                                                        6,334,063
                                                     ------------
BANKS - 3.5%
Fifth Third Bancorp.....................   45,000       2,688,750
Wells Fargo Co. ........................  100,000       5,568,750
                                                     ------------
                                                        8,257,500
                                                     ------------
BEVERAGES - 2.1%
Coca-Cola Co. ..........................   80,000       4,875,000
                                                     ------------
COMMERCIAL SERVICES - 0.2%
Cendant Corp.(b)........................   60,000         577,500
                                                     ------------
COMPUTER NETWORKS - 3.7%
Cisco Systems, Inc.(b)..................   92,000       3,519,000
Sun Microsystems, Inc.(b)...............  180,000       5,017,500
                                                     ------------
                                                        8,536,500
                                                     ------------
COMPUTER SOFTWARE - 4.7%
America Online, Inc.(b).................   85,000       2,958,000
Automatic Data Processing, Inc. ........   55,000       3,482,188
Citrix Systems, Inc.(b).................   90,000       2,025,000
Computer Associates International,
  Inc. .................................   65,000       1,267,500
Microsoft Corp.(b)......................   30,000       1,301,250
                                                     ------------
                                                       11,033,938
                                                     ------------
COMPUTERS-MAIN & MINI - 4.8%
Compaq Computer Corp. ..................  100,000       1,505,000
EMC Corp.(b)............................  120,000       7,980,000
International Business Machines
  Corp. ................................   20,000       1,700,000
                                                     ------------
                                                       11,185,000
                                                     ------------
CONSUMER PRODUCTS - 1.2%
Conagra, Inc. ..........................   70,000       1,820,000
Lancaster Colony Corp. .................   35,000         982,188
                                                     ------------
                                                        2,802,188
                                                     ------------
COSMETICS/PERSONAL CARE - 1.7%
Procter & Gamble Co. ...................   50,000       3,921,875
                                                     ------------
DIVERSIFIED/CONGLOMERATE - 4.1%
General Electric Co. ...................  200,000       9,587,500
                                                     ------------
ELECTRICAL EQUIPMENT - 2.5%
Applera Corp. - Applied Biosystems
  Group.................................   17,000       1,599,063
Emerson Electric Co. ...................   55,000       4,334,687
                                                     ------------
                                                        5,933,750
                                                     ------------
ELECTRONIC COMPONENTS - 9.8%
Analog Devices, Inc.(b).................   50,000       2,559,375
Applied Materials, Inc.(b)..............   30,000       1,145,625
International Rectifier Corp.(b)........   90,000       2,700,000
Motorola, Inc. .........................  150,000       3,037,500
Novellus Systems, Inc.(b)...............   30,000       1,078,125
Sanmina Corp.(b)........................   45,000       3,448,125
Solectron Corp.(b)......................  100,000       3,390,000
Texas Instruments, Inc. ................  115,000       5,448,124
                                                     ------------
                                                       22,806,874
                                                     ------------
 COMMON STOCKS, CONTINUED
                                          SHARES        VALUE
                                          -------    ------------
FINANCIAL SERVICES - 10.7%
Capital One Financial Corp. ............  120,000    $  7,897,499
Fannie Mae..............................   80,000       6,940,000
Morgan Stanley Dean Witter & Co. .......   90,000       7,132,500
Providian Financial Corp. ..............   50,000       2,875,000
                                                     ------------
                                                       24,844,999
                                                     ------------
INTERNET - 0.1%
Terra Networks, ADR.....................   30,000         316,875
                                                     ------------
LEISURE - 1.0%
Carnival Corp., Class A.................   75,000       2,310,938
                                                     ------------
MACHINERY & EQUIPMENT - 0.6%
SPX Corp.(b)............................   14,000       1,514,625
                                                     ------------
MEDICAL - 6.2%
Amgen, Inc.(b)..........................   50,000       3,196,875
Medtronic, Inc. ........................  110,000       6,641,250
UnitedHealth Group, Inc. ...............   76,000       4,664,500
                                                     ------------
                                                       14,502,625
                                                     ------------
MINING - 1.0%
Potash Corp. of Saskatchewan, Inc. .....   30,000       2,349,375
                                                     ------------
MULTIMEDIA - 2.0%
AT&T-Liberty Media Corp., Class A(b)....   80,000       1,085,000
Viacom, Inc., Class B(b)................   75,000       3,506,250
                                                     ------------
                                                        4,591,250
                                                     ------------
OIL & GAS - 12.4%
Coastal Corp. ..........................  130,000      11,480,624
Exxon Mobil Corp. ......................   90,809       7,894,707
Royal Dutch Petroleum Co., - New York
  Shares, ADR...........................   47,000       2,846,438
Williams Cos., Inc. ....................  160,000       6,390,000
                                                     ------------
                                                       28,611,769
                                                     ------------
OIL AND GAS EXTRACTION - 1.1%
Schlumberger Ltd. ......................   33,000       2,637,938
                                                     ------------
PHARMACEUTICALS - 10.3%
Forest Labs, Inc.(b)....................   18,000       2,391,750
Johnson & Johnson.......................   38,000       3,992,375
Lilly (Eli) & Co. ......................   35,000       3,257,188
Merck & Co., Inc. ......................   55,000       5,149,375
Pfizer, Inc. ...........................  125,000       5,749,999
Schering-Plough Corp. ..................   60,000       3,405,000
                                                     ------------
                                                       23,945,687
                                                     ------------
RESTAURANTS - 0.3%
Wendy's International, Inc. ............   30,000         787,500
                                                     ------------
RETAIL - 1.8%
CVS Corp. ..............................   40,000       2,397,500
Staples, Inc.(b)........................   50,000         590,625
Walgreens Co. ..........................   30,000       1,254,375
                                                     ------------
                                                        4,242,500
                                                     ------------
RETAIL-APPAREL - 1.3%
Gap, Inc. ..............................  120,000       3,060,000
                                                     ------------
TELECOMMUNICATIONS - 9.1%
Avaya, Inc.(b)..........................   10,000         103,125
Broadwing, Inc.(b)......................   65,000       1,482,813
Corning, Inc. ..........................   35,000       1,848,438

                                   Continued

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
ESTABLISHED GROWTH FUND                            DECEMBER 31, 2000 (UNAUDITED)

 COMMON STOCKS, CONTINUED
                                          SHARES        VALUE
                                          -------    ------------
TELECOMMUNICATIONS, CONTINUED
General Motors Corp., Class H(b)........   80,000    $  1,840,000
JDS Uniphase Corp.(b)...................   35,000       1,459,063
Loral Space & Communications Ltd.(b)....   60,000         191,250
MCI Worldcom, Inc.(b)...................   40,000         562,500
McLeodUSA, Inc., Class A(b).............  120,000       1,695,000
Nextel Communications, Inc., Class
  A(b)..................................   35,000         866,250
Nortel Networks Corp. ..................  150,000       4,809,374
Sprint Corp. FON Group..................   95,000       1,929,688
Sprint Corp. PCS Group(b)...............   60,000       1,226,250
Vodafone Group PLC, ADR.................   90,000       3,223,124
                                                     ------------
                                                       21,236,875
                                                     ------------
TEXTILE - 0.8%
Unifi, Inc.(b)..........................  215,000       1,921,563
                                                     ------------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe Corp. .....   10,000         283,125
                                                     ------------
TOTAL COMMON STOCKS (Cost $148,060,462)..........     233,009,332
                                                     ------------
 INVESTMENT COMPANIES - 0.2%
Federated Government Obligation Fund....    2,248           2,248
Federated Prime Obligation Fund.........  418,697         418,697
Governor Prime Money Market Fund*.......        2               2
Governor U.S. Treasury Obligations Money
  Market Fund*..........................        2               2
                                                     ------------
TOTAL INVESTMENT COMPANIES (Cost $420,949).......         420,949
                                                     ------------
 DAILY SWEEP VEHICLE - 0.0%
                                          SHARES        VALUE
                                          -------    ------------
Bank of New York Cash Sweep.............      303    $        303
                                                     ------------
TOTAL DAILY SWEEP VEHICLE
  (Cost $303)....................................             303
                                                     ------------
TOTAL INVESTMENTS
  (Cost $148,481,714)(a) - 100.0%................     233,430,584
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%.....
                                                         (20,758)
                                                     ------------
NET ASSETS - 100.0%..............................    $233,409,826
                                                     ============

------------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.......................  $102,096,296
   Unrealized depreciation.......................   (17,147,426)
                                                   ------------
   Net unrealized appreciation...................  $ 84,948,870
                                                   ============

(b) Represents non-income producing securities.

 * Securities are affiliated investment companies in the Governor Funds.

ADR -- American Depository Receipt

PLC -- Public Limited Company

                       See notes to financial statements.

GOVERNOR FUNDS
ESTABLISHED GROWTH FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $148,481,710)........................             $233,430,580
Investments in affiliates, at value
  (cost $4)............................                        4
                                                    ------------
    Total investments..................              233,430,584
Dividends receivable...................                  143,152
Receivable for capital shares issued...                      289
Deferred organization costs............                    5,957
Prepaid expenses.......................                   11,475
                                                    ------------
    TOTAL ASSETS.......................              233,591,457
LIABILITIES:
Payable for capital shares redeemed....  $  1,087
Accrued expenses and other liabilities:
  Investment advisor...................    28,843
  Administration.......................     5,769
  Administrative services..............    29,991
  Other................................   115,941
                                         --------
    TOTAL LIABILITIES..................                  181,631
                                                    ------------
NET ASSETS.............................             $233,409,826
                                                    ============
COMPOSITION OF NET ASSETS:
Capital................................             $136,357,794
Accumulated net investment loss........                 (372,736)
Accumulated net realized gains and
  foreign currencies...................               12,475,898
Unrealized appreciation from
  investments..........................               84,948,870
                                                    ------------
NET ASSETS.............................             $233,409,826
                                                    ============
Shares Outstanding (par value $0.0001,
  unlimited number of authorized
  shares)..............................               20,319,378
                                                    ============
Net Asset Value and Redemption Price
  per share............................                   $11.49
                                                          ======
Maximum Sales Charge...................                     5.50%
                                                          ------
Maximum Offering Price per share (Net
  Asset Value/(100%-Maximum Sales
  Charge)).............................                   $12.16
                                                          ======

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Dividend..............................               $  1,174,563
Dividends from affiliates.............                        630
                                                     ------------
    TOTAL INVESTMENT INCOME...........                  1,175,193
EXPENSES:
Investment advisor....................  $1,010,491
Administration........................     202,099
Administrative services...............     298,682
Custodian.............................      21,611
Other.................................     189,849
                                        ----------
    Total expenses before contractual
      fee reductions..................                  1,722,732
    Contractual fee reductions........                   (173,270)
                                                     ------------
    NET EXPENSES......................                  1,549,462
                                                     ------------
NET INVESTMENT INCOME.................                   (374,269)
                                                     ------------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
  FROM INVESTMENTS AND FOREIGN
  CURRENCIES:
Net realized gains from investment and
  foreign currency transactions.......                 17,192,948
Change in unrealized
  appreciation/depreciation from
  investments and foreign
  currencies..........................                (35,296,235)
                                                     ------------
Net realized/unrealized gains from
  investments.........................                (18,103,287)
                                                     ------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................               $(18,477,556)
                                                     ============

                       See notes to financial statements.

GOVERNOR FUNDS
ESTABLISHED GROWTH FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                   MONTHS
                                                                   ENDED             FOR THE
                                                                DECEMBER 31,        YEAR ENDED
                                                                    2000             JUNE 30,
                                                                (UNAUDITED)            2000
                                                                ------------       ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $   (374,269)      $    174,280
  Net realized gains from investment and foreign currency
    transactions............................................      17,192,948         51,706,557
  Change in unrealized appreciation/depreciation from
    investments and foreign currencies......................     (35,296,235)       (28,304,512)
                                                                ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     (18,477,556)        23,576,325
                                                                ------------       ------------
DIVIDENDS:
  Net investment income.....................................              --           (176,790)
  In excess of net investment income........................              --             (5,907)
  Net realized gains from investment and foreign currency
    transactions............................................     (25,921,785)       (54,637,729)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (25,921,785)       (54,820,426)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      24,754,156         87,957,373
  Dividends reinvested......................................      24,829,377         53,919,438
  Cost of shares redeemed...................................     (49,708,607)       (93,135,539)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........        (125,074)        48,741,272
                                                                ------------       ------------
CHANGE IN NET ASSETS........................................     (44,524,415)        17,497,171
NET ASSETS:
  Beginning of period.......................................     277,934,241        260,437,070
                                                                ------------       ------------
  End of period.............................................    $233,409,826       $277,934,241
                                                                ============       ============
SHARE TRANSACTIONS:
  Issued....................................................       1,892,302          6,346,779
  Reinvested................................................       2,013,737          4,243,667
  Redeemed..................................................      (3,913,456)        (6,668,074)
                                                                ------------       ------------
CHANGE IN SHARES............................................          (7,417)         3,922,372
                                                                ============       ============

                       See notes to financial statements.

GOVERNOR FUNDS
ESTABLISHED GROWTH FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                       FOR THE SIX
                                                          MONTHS
                                                          ENDED                                                   FOR THE PERIOD
                                                       DECEMBER 31,        FOR THE YEARS ENDED JUNE 30,          DECEMBER 2, 1996
                                                           2000        ------------------------------------        TO JUNE 30,
                                                       (UNAUDITED)       2000          1999          1998            1997(a)
                                                       ------------    --------      --------      --------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...............      $  13.67      $  15.88      $  14.06      $  11.13          $  10.00
                                                         --------      --------      --------      --------          --------
INVESTMENT ACTIVITIES:
  Net investment income............................         (0.02)         0.01          0.06          0.10              0.08
  Net realized and unrealized gains/losses from
    investments and foreign currency
    transactions...................................         (0.85)         1.20          2.16          2.99              1.13
                                                         --------      --------      --------      --------          --------
  Total from investment activities.................         (0.87)         1.21          2.22          3.09              1.21
                                                         --------      --------      --------      --------          --------
DIVIDENDS:
  Net investment income............................            --         (0.01)        (0.06)        (0.10)            (0.08)
  In excess of net investment income...............            --         (0.00)*          --            --                --
  Net realized gains from investment and foreign
    currency transactions..........................         (1.31)        (3.41)        (0.34)        (0.06)               --
                                                         --------      --------      --------      --------          --------
  Total dividends..................................         (1.31)        (3.42)        (0.40)        (0.16)            (0.08)
                                                         --------      --------      --------      --------          --------
NET ASSET VALUE, END OF PERIOD.....................      $  11.49      $  13.67      $  15.88      $  14.06          $  11.13
                                                         ========      ========      ========      ========          ========
TOTAL RETURN (EXCLUDES SALES CHARGE)...............         (7.05%)(b)     9.31%        16.20%        27.92%            12.20%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)................      $233,410      $277,934      $260,437      $258,812          $190,914
Ratio of expenses to average net assets............          1.15%(c)      0.94%         0.91%         0.71%             0.44%(c)
Ratio of net investment income to average net
  assets...........................................         (0.28%)(c)     0.07%         0.42%         0.77%             1.39%(c)
Ratio of expenses to average net assets(d).........          1.28%(c)      1.13%         1.19%         1.06%             1.01%(c)
Portfolio turnover.................................            17%           41%            2%            6%                1%

 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
AGGRESSIVE GROWTH FUND                             DECEMBER 31, 2000 (UNAUDITED)

COMMON STOCKS - 99.7%
                                         SHARES         VALUE
                                       ----------    ------------
CAPITAL GOODS - 0.5%
Lydall, Inc.(b)......................      71,000    $    616,813
                                                     ------------
CHEMICALS - 3.9%
Airgas, Inc.(b)......................     118,000         803,875
Lesco, Inc...........................      85,000       1,120,938
RPM, Inc./Ohio.......................     100,000         856,250
Valspar Corp.........................      65,000       2,091,700
                                                     ------------
                                                        4,872,763
                                                     ------------
COMMUNICATION-EQUIPMENT - 0.0%
Transcrypt International, Inc.(b)....      50,000          12,000
                                                     ------------
COMPUTER NETWORKS - 4.1%
Computer Network Tech Corp.(b).......     180,000       5,186,250
                                                     ------------
COMPUTER SOFTWARE - 12.2%
Affiliated Computer Services,
  Inc.(b)............................      90,000       5,461,874
Ansys, Inc.(b).......................      65,000         731,250
Choicepoint, Inc.(b).................      60,000       3,933,750
Compuware Corp.(b)...................     100,000         625,000
Drexler Technology Corp.(b)..........     140,000       1,933,750
Symantec Corp.(b)....................      40,000       1,335,000
Systems & Computer Technology
  Corp.(b)...........................     112,500       1,385,156
                                                     ------------
                                                       15,405,780
                                                     ------------
COMPUTERS - 6.5%
Datastream Systems, Inc.(b)..........     205,000       1,998,750
Genrad, Inc.(b)......................     125,000       1,250,000
Hutchinson Technology, Inc.(b).......     144,000       1,980,000
QRS Corp.(b).........................      40,000         512,500
RSA Security, Inc.(b)................      45,000       2,379,375
                                                     ------------
                                                        8,120,625
                                                     ------------
CONSUMER PRODUCTS - 6.4%
American Woodmark Corp...............     121,300       1,908,580
Bush Industries, Inc.................      46,700         542,888
Leggett & Platt, Inc.................      80,000       1,515,000
Tupperware Corp......................      50,000       1,021,875
Whole Foods Market, Inc.(b)..........      50,000       3,056,249
                                                     ------------
                                                        8,044,592
                                                     ------------
EDUCATIONAL SERVICES - 2.4%
DeVry, Inc.(b).......................      80,000       3,020,000
                                                     ------------
ELECTRONIC COMPONENTS - 8.8%
ATMI, Inc.(b)........................      60,000       1,170,000
C-Cube Microsystems, Inc.(b).........      65,000         800,313
Cirrus Logic, Inc.(b)................      50,000         937,500
Coherent, Inc.(b)....................      25,000         812,500
Dionex Corp.(b)......................      73,150       2,523,674
Ess Technology(b)....................      60,000         307,500
Gentex Corp.(b)......................     110,000       2,048,750
Integrated Measurement Systems,
  Inc.(b)............................      38,000         301,625
Parlex Corp.(b)......................      54,500         739,156
SBS Technologies, Inc.(b)............      45,000       1,347,188
                                                     ------------
                                                       10,988,206
                                                     ------------

COMMON STOCKS, CONTINUED
                                         SHARES         VALUE
                                       ----------    ------------
FINANCIAL SERVICES - 5.5%
Financial Federal Corp.(b)...........     127,500    $  3,044,063
Legg Mason, Inc......................      70,000       3,815,000
                                                     ------------
                                                        6,859,063
                                                     ------------
INSURANCE - 3.0%
Arthur J. Gallagher & Company........      60,000       3,817,500
                                                     ------------
MACHINERY & EQUIPMENT - 4.6%
Applied Science & Technology(b)......      96,500       1,158,000
Cuno, Inc.(b)........................       5,000         134,063
Flow International Corp.(b)..........     130,000       1,430,000
Graco, Inc...........................      40,000       1,654,999
PSC, Inc.(b).........................      93,000          69,750
Vicor Corp.(b).......................      42,500       1,290,938
                                                     ------------
                                                        5,737,750
                                                     ------------
MEDICAL-BIOTECHNOLOGY - 6.4%
Aphton Corp.(b)......................      50,000         900,000
Haemonetics Corp.(b).................     105,000       3,241,875
Incyte Pharmaceuticals, Inc.(b)......      34,000         845,750
Integra Lifesciences Corp.(b)........     182,500       2,486,563
Keryx Biopharmaceuticals(b)..........      50,000         506,250
                                                     ------------
                                                        7,980,438
                                                     ------------
MEDICAL EQUIPMENT & SUPPLIES - 13.9%
Alkermes, Inc.(b)....................      60,000       1,882,500
Colorado Medtech, Inc.(b)............      73,500         234,281
ICU Medical, Inc.(b).................     106,650       3,212,831
Mentor Corp. Minnesota...............     120,000       2,340,000
Orthofix International N.V.(b).......     152,500       2,916,563
Syncor International Corp.(b)........     175,000       6,365,624
VISX, Inc.(b)........................      65,000         678,438
                                                     ------------
                                                       17,630,237
                                                     ------------
MEDICAL SERVICES - 3.1%
Cerner Corp.(b)......................      40,000       1,850,000
Hooper Holmes, Inc...................     179,400       1,984,164
                                                     ------------
                                                        3,834,164
                                                     ------------
OIL & GAS - 5.9%
Core Laboratories N.V.(b)............      25,000         682,813
Evergreen Resources, Inc.(b).........      90,000       3,476,250
Forest Oil Corp.(b)..................      30,000       1,106,250
Patina Oil & Gas Corp. ..............      90,000       2,160,000
                                                     ------------
                                                        7,425,313
                                                     ------------
PHARMACEUTICALS - 0.7%
Akorn Inc.(b)........................     130,000         853,125
                                                     ------------
PROCESS CONTROL INSTRUMENTS - 0.8%
Bei Technologies Incorporated........      85,250         991,031
                                                     ------------
RETAIL - 0.7%
Men's Wearhouse(b)...................      30,000         817,500
                                                     ------------
TECHNOLOGY EQUIPMENT - 1.1%
Credence Systems Corp.(b)............      60,000       1,380,000
                                                     ------------

                                   Continued

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
AGGRESSIVE GROWTH FUND                             DECEMBER 31, 2000 (UNAUDITED)

COMMON STOCKS, CONTINUED
                                         SHARES         VALUE
                                       ----------    ------------
TELECOMMUNICATIONS - 7.5%
Comtech Telecommunications(b)........      40,000    $    622,500
Digi International, Inc.(b)..........      80,000         490,000
ECI Telecommunications, Ltd. ........      50,000         699,219
Gentner Communications Corp.(b)......      75,500         887,125
Harmonic, Inc.(b)....................      20,000         113,750
Lightbridge, Inc.(b).................      55,000         721,875
PictureTel Corp.(b)..................     110,000         261,250
Plantronics, Inc.(b).................      80,000       3,760,000
Symbol Technologies, INC. ...........      50,000       1,800,000
                                                     ------------
                                                        9,355,719
                                                     ------------
TEXTILE - 1.7%
Unifi, Inc.(b).......................     240,000       2,145,000
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $88,873,183).............................     125,093,869
                                                     ------------
Federated Government Obligation
  Fund...............................       4,840           4,840
Federated Prime Obligation Fund......     252,352         252,351
                                                     ------------
TOTAL INVESTMENT COMPANIES (Cost $257,191).......         257,191
                                                     ------------
TOTAL INVESTMENTS (Cost $89,130,374)(a) -
  99.9%..........................................     125,351,060
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%.....
                                                          150,511
                                                     ------------
NET ASSETS - 100.0%..............................    $125,501,571
                                                     ============

------------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......................  $ 48,498,223
      Unrealized depreciation......................   (12,277,537)
                                                     ------------
      Net unrealized appreciation..................  $ 36,220,686
                                                     ============

(b) Represents non-income producing securities.

NV  --Naamloze Vennootschaap (Dutch Corp.)

                       See notes to financial statements.

GOVERNOR FUNDS
AGGRESSIVE GROWTH FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $89,130,374).........................             $125,351,060
Dividends receivable...................                   63,086
Receivable for capital shares issued...                       34
Receivable for investments sold........                  481,234
Deferred organization costs............                      963
Prepaid expenses.......................                    7,104
                                                    ------------
    TOTAL ASSETS.......................              125,903,481
LIABILITIES:
Payable for investments purchased......  $298,812
Accrued expenses and other liabilities:
  Investment advisor...................    20,503
  Administration.......................     3,076
  Administrative services..............    15,954
  Other................................    63,565
                                         --------
    TOTAL LIABILITIES..................                  401,910
                                                    ------------
NET ASSETS.............................             $125,501,571
                                                    ============
COMPOSITION OF NET ASSETS:
Capital................................             $ 87,658,011
Dividends in excess of accumulated net
  investment income....................                 (536,237)
Accumulated net realized gains from
  investment transactions..............                2,159,111
Unrealized appreciation from
  investments..........................               36,220,686
                                                    ------------
NET ASSETS.............................             $125,501,571
                                                    ============
Shares Outstanding (par value $0.0001,
  unlimited number of authorized
  shares)..............................               12,408,100
                                                    ============
Net Asset Value and Redemption Price
  per share............................                   $10.11
                                                    ============
                                                            5.50%
Maximum Sales Charge...................
Maximum Offering Price per share (Net
  Asset Value/(100%-Maximum Sales
  Charge)).............................                   $10.70
                                                    ============

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest................................             $   106,609
Dividend................................                 264,764
Dividends from affiliates...............                   8,586
                                                     -----------
    TOTAL INVESTMENT INCOME.............                 379,959
EXPENSES:
Investment advisor......................  $706,922
Administration..........................   106,039
Administrative services.................   149,573
Custodian...............................    19,003
Other...................................    97,931
                                          --------
    Total expenses before contractual
      fee reductions....................               1,079,468
    Contractual fee reductions..........                (164,583)
                                                     -----------
    NET EXPENSES........................                 914,885
                                                     -----------
NET INVESTMENT LOSS.....................                (534,926)
                                                     -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
  FROM INVESTMENTS:
Net realized gains from investment
  transactions..........................                 975,899
Change in unrealized appreciation/
  depreciation from investments.........              (7,629,526)
                                                     -----------
Net realized/unrealized losses from
  investments...........................              (6,653,627)
                                                     -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $(7,188,553)
                                                     ===========

                       See notes to financial statements.

GOVERNOR FUNDS
AGGRESSIVE GROWTH FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED       FOR THE YEAR
                                                                DECEMBER 31,          ENDED
                                                                    2000             JUNE 30,
                                                                (UNAUDITED)            2000
                                                                ------------       ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.......................................    $   (534,926)      $   (343,486)
  Net realized gains from investment transactions...........         975,899         25,757,987
  Change in unrealized appreciation/depreciation from
    investments.............................................      (7,629,526)        (3,264,106)
                                                                ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      (7,188,553)        22,150,395
                                                                ------------       ------------
DIVIDENDS:
  Net realized gains from investment transactions...........     (13,841,167)       (18,983,848)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (13,841,167)       (18,983,848)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      41,381,894         86,895,351
  Dividends reinvested......................................      13,566,276         18,728,504
  Cost of shares redeemed...................................     (57,342,648)       (99,376,242)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........      (2,394,478)         6,247,613
                                                                ------------       ------------
CHANGE IN NET ASSETS........................................     (23,424,198)         9,414,160
NET ASSETS:
  Beginning of period.......................................     148,925,769        139,511,609
                                                                ------------       ------------
  End of period.............................................    $125,501,571       $148,925,769
                                                                ============       ============
SHARE TRANSACTIONS:
  Issued....................................................       3,716,662          7,805,388
  Reinvested................................................       1,288,345          1,936,764
  Redeemed..................................................      (5,137,779)        (8,810,987)
                                                                ------------       ------------
CHANGE IN SHARES............................................        (132,772)           931,165
                                                                ============       ============

                       See notes to financial statements.

GOVERNOR FUNDS
AGGRESSIVE GROWTH FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                      FOR THE SIX
                                                      MONTHS ENDED                                                FOR THE PERIOD
                                                      DECEMBER 31,          FOR THE YEARS ENDED JUNE 30,         FEBRUARY 3, 1997
                                                          2000          ------------------------------------       TO JUNE 30,
                                                      (UNAUDITED)         2000          1999          1998           1997(a)
                                                      ------------      --------      --------      --------     ----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.88        $  12.02      $  11.41      $  10.24         $  10.00
                                                        --------        --------      --------      --------         --------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)....................         (0.02)          (0.03)        (0.01)        (0.01)            0.01
  Net realized and unrealized gains from
    investment transactions.......................         (0.61)           1.60          1.00          1.30             0.24
                                                        --------        --------      --------      --------         --------
  Total from investment activities................         (0.63)           1.57          0.99          1.29             0.25
                                                        --------        --------      --------      --------         --------
DIVIDENDS:
  Net investment income...........................            --              --            --            --            (0.01)
  In excess of net investment income..............            --              --         (0.01)           --               --
  Net realized gains from investment
    transactions..................................         (1.14)          (1.71)        (0.37)        (0.12)              --
                                                        --------        --------      --------      --------         --------
  Total dividends.................................         (1.14)          (1.71)        (0.38)        (0.12)           (0.01)
                                                        --------        --------      --------      --------         --------
NET ASSET VALUE, END OF PERIOD....................      $  10.11        $  11.88      $  12.02      $  11.41         $  10.24
                                                        ========        ========      ========      ========         ========
TOTAL RETURN (EXCLUDES SALES CHARGE)..............         (5.63%)(b)      16.31%         9.24%        12.72%            2.52%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)...............      $125,502        $148,926      $139,512      $135,612         $105,258
Ratio of expenses to average net assets...........          1.30%(c)        1.06%         1.04%         0.83%            0.66%(c)
Ratio of net investment income/(loss) to average
  net assets......................................         (0.76%)(c)      (0.25%)       (0.05%)       (0.09%)           0.28%(c)
Ratio of expenses to average net assets(d)........          1.53%(c)        1.40%         1.47%         1.33%            1.35%(c)
Portfolio turnover................................            16%             43%           18%            8%               2%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                          DECEMBER 31, 2000 (UNAUDITED)

 COMMON STOCKS - 100.0%
                                          SHARES         VALUE
                                         ---------    -----------
AUSTRALIA - 3.9%
Amcor Ltd. ............................     16,300    $    47,504
AMP Ltd. ..............................      6,800         76,403
Aud Onesteel Ltd. (b)..................      2,850          1,504
Boral Ltd. (b).........................     30,200         34,736
Brambles Industries Ltd. ..............      2,200         51,342
Broken Hill Proprietary Co., Ltd. .....     11,400        120,074
Howard Smith Ltd. .....................      8,900         41,540
Lend Lease Corp., Ltd. ................      6,500         60,460
National Australia Bank Ltd. ..........     17,700        283,346
News Corp., Ltd. ......................     17,800        138,467
QBE Insurance Group Ltd. ..............     18,535        101,856
Rio Tinto Ltd. ........................      3,900         63,791
Santos Ltd. ...........................     12,700         42,481
Telstra Corp., Ltd. ...................     42,900        153,107
Westpac Banking Corp., Ltd. ...........     30,300        222,135
WMC Ltd. ..............................     10,200         43,397
Woolworths Ltd. .......................     15,000         70,178
                                                      -----------
                                                        1,552,321
                                                      -----------
AUSTRIA - 0.2%
Austria Tabakwerke AG..................      1,100         60,983
                                                      -----------
BELGIUM - 1.3%
Electrabel SA..........................        910        205,728
Fortis AG..............................      9,950        323,217
                                                      -----------
                                                          528,945
                                                      -----------
FINLAND - 2.1%
Nokia Oyj..............................      8,900        396,898
Sampo Insurance Co., Ltd. .............      3,200        172,748
UPM-Kymmene Oyj........................      7,700        264,225
                                                      -----------
                                                          833,871
                                                      -----------
FRANCE - 11.9%
Alcatel................................      6,190        351,594
Aventis SA.............................      4,180        366,930
AXA....................................      2,056        297,262
Banque Nationale de Paris..............      5,720        502,115
Compagnie de Saint Gobain..............      2,550        400,527
Elf Aquitaine SA.......................          7          1,098
Ffr - Unibail Sa.......................        610         97,187
Ffr Lafarge............................      6,200        519,803
Ffr Valeo Sa Frfz......................      4,290        191,555
Groupe Danone..........................      3,760        566,928
Schneider Electric SA..................      3,330        242,919
Suez Lynonnaise des Eaux SA............        710        129,650
Total Fina SA..........................      6,149        914,439
Vivendi................................      2,136        140,577
                                                      -----------
                                                        4,722,584
                                                      -----------
GERMANY - 5.0%
Allianz AG.............................      1,602        602,668
Bayer AG...............................     11,350        597,797
Continental AG.........................      5,700         90,439
E.On AG................................      8,250        501,908
Linde AG...............................      3,600        174,738
                                                      -----------
                                                        1,967,550
                                                      -----------
 COMMON STOCKS, CONTINUED
                                          SHARES         VALUE
                                         ---------    -----------
HONG KONG - 0.5%
Giordano International.................     46,000    $    21,231
Henderson Land Development Co.,
  Ltd. ................................     35,000        178,143
                                                      -----------
                                                          199,374
                                                      -----------
IRELAND - 1.0%
Bank of Ireland........................     19,600        196,527
Eircom PLC.............................     83,400        215,325
                                                      -----------
                                                          411,852
                                                      -----------
ITALY - 4.1%
ENI SpA................................    184,000      1,174,686
La Rinascente SpA......................     16,000         94,486
Seat Pagine............................      1,232          2,747
Telecom Italia SpA.....................     31,000        342,849
                                                      -----------
                                                        1,614,768
                                                      -----------
JAPAN - 24.6%
Acom Co., Ltd. ........................      2,200        162,399
Asahi Bank Ltd. .......................     20,000         68,126
Bank of Tokyo-Mitsubishi Ltd. .........     23,000        228,993
Benesse Corp...........................      1,100         40,841
Bridgestone Corp. .....................      6,000         54,641
Canon, Inc.............................     10,000        350,263
Dai Nippon Printing Co., Ltd. .........      7,000        104,264
Daikin.................................      5,000         96,322
Denso Corp.............................      5,000        108,144
East Japan Railway Co..................         25        146,672
Fanuc Co., Ltd. .......................      1,900        129,273
Fuji Photo Film Co., Ltd. .............      7,000        292,995
Fujitsu Ltd. ..........................     17,000        250,683
Hitachi Ltd. ..........................     16,000        142,627
Honda Motor Co., Ltd. .................     10,000        373,030
Hoya Corp. ............................      2,000        147,110
Ito-Yokado Co., Ltd. ..................      5,000        249,562
Kamigumi Co., Ltd. ....................     18,000         80,385
KAO Corp...............................      7,000        203,503
Kirin Brewery Co., Ltd. ...............      9,000         80,622
Kuraray Co., Ltd. .....................     14,000        130,928
Kyocera Corp...........................        900         98,275
Matsushita Electric Industrial Co.,
  Ltd. ................................     15,000        358,581
Mitsubishi Corp........................     12,000         88,476
Mitsubishi Estate Co., Ltd. ...........     19,000        202,977
Mitsubishi Trust & Banking Co..........      8,000         55,061
Murata Manufacturing Co., Ltd. ........      2,000        234,676
NEC Corp...............................     18,000        329,422
NGK Insulators Ltd. ...................     12,000        158,984
Nintendo Co., Ltd. ....................      1,800        283,555
Nippon Steel Corp. ....................     80,000        132,399
Nippon Telegraph & Telephone Corp. ....         86        619,772
Nomura Securities Co., Ltd. ...........     17,000        305,911
Omron Corp.............................      2,000         41,594
Orix Corp. ............................      1,800        180,630
Rohm Co., Ltd. ........................        800        152,014
Sankyo Co., Ltd. ......................      7,000        167,951
Santen Pharmaceutical Co., Ltd. .......      5,000         98,949
Secom Co., Ltd. .......................      3,000        195,709
Shin-Etsu Chemical Co., Ltd. ..........      3,000        115,587
Softbank Corp..........................        800         27,811
Sony Corp..............................      6,100        421,979

                                   Continued

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                          DECEMBER 31, 2000 (UNAUDITED)

 COMMON STOCKS, CONTINUED
                                          SHARES         VALUE
                                         ---------    -----------
JAPAN, CONTINUED
Sumitomo Bank Ltd. ....................     17,000    $   174,615
Sumitomo Chemical Co., Ltd. ...........     30,000        148,949
Takeda Chemical Industries.............      6,000        355,166
Takefuji Corp. ........................        900         56,743
TDK Corp. .............................      2,000        194,746
Tokio Marine & Fire Insurance Co. .....     10,000        114,623
Tokyo Gas Co., Ltd. ...................     31,000         91,751
Toyota Motor Corp. ....................     10,000        319,615
West Japan Railway Co. ................         15         66,331
Yamanouchi Pharmaceutical Co., Ltd. ...      2,000         86,515
Yamato Transport Co., Ltd. ............      5,000         91,944
Yen Minebea Company, Ltd. .............     15,000        138,967
Yen Mizuho Holdings Inc................         35        216,988
                                                      -----------
                                                        9,768,649
                                                      -----------
NETHERLANDS - 5.7%
ABN Amro Holding NV....................      8,587        195,259
Akzo Nobel NV..........................      6,800        365,174
Elsevier NV............................     31,000        455,773
Eur (Nlg) Kpn Nv.......................      8,421         96,928
ING Groep NV...........................      4,789        382,532
Philips Electronics Nv.................      8,686        318,202
Wolters Kluwer NV......................     16,930        461,582
                                                      -----------
                                                        2,275,450
                                                      -----------
NEW ZEALAND - 0.3%
Auckland International Airport Ltd. ...     11,500         15,979
Lion Nathan Ltd. ......................     27,400         61,714
Telecom Corp. of New Zealand Ltd. .....     16,400         34,906
                                                      -----------
                                                          112,599
                                                      -----------
PORTUGAL - 0.8%
Electricidade de Portugal SA...........     42,000        138,799
Portugal Telecom SA....................     20,800        190,203
                                                      -----------
                                                          329,002
                                                      -----------
SINGAPORE - 0.8%
DBS Group Holdings Ltd. ...............     13,000        146,940
Sgd Neptune Orient Lines(b)............     41,000         32,156
SIA Engineering Co., Ltd. .............     39,000         30,138
Singapore Airport Terminal Services,
  Ltd.(b)..............................      6,000          5,467
Singapore Press Holdings...............      2,000         29,527
Singapore Tech Engineering Ltd. .......     25,000         40,224
United Overseas Bank...................      4,784         35,866
                                                      -----------
                                                          320,318
                                                      -----------
SPAIN - 1.4%
Banco Popular Espanol SA...............      4,699        163,672
Endesa SA..............................      7,748        132,027
Repsol SA..............................     17,121        273,580
                                                      -----------
                                                          569,279
                                                      -----------
SWEDEN - 4.4%
Electrolux AB..........................     27,030        350,926
ForeningsSparbanken AB.................     27,460        420,535
Nordbanken Holding AB..................     49,800        377,371
Sandvik Ab.............................      6,600        158,783
 COMMON STOCKS, CONTINUED
                                          SHARES         VALUE
                                         ---------    -----------
SWEDEN, CONTINUED
Svenska Handelsbanken, Series A........     12,620    $   216,006
Swedish Match AB.......................     57,570        224,532
                                                      -----------
                                                        1,748,153
                                                      -----------
SWITZERLAND - 5.7%
Nestle SA, Registered..................        194        452,528
Novartis AG, Registered................        379        670,063
Roche Holding AG.......................         49        499,223
Sfr Syngenta AG(b).....................        476         25,555
Swisscom AG, Registered................        884        229,933
Zurich Financial Services..............        665        400,929
                                                      -----------
                                                        2,278,231
                                                      -----------
UNITED KINGDOM - 26.3%
Abbey National PLC.....................     23,000        418,817
Astrazeneca PLC........................      5,115        257,877
Bass PLC...............................     11,000        119,788
BOC Group PLC..........................     18,000        273,455
British American Tobacco...............     32,000        243,669
British Land Co., PLC..................     12,000         85,147
British Telecom PLC....................     55,000        469,950
Charter PLC............................     32,000         83,175
Diageo PLC.............................     34,000        380,919
GlaxoSmithKline plc(b).................     24,918        703,494
Greenalls Group PLC....................      8,500         34,029
House of Fraser PLC....................     44,000         40,422
Invensys PLC...........................    121,000        282,874
Kelda Group PLC........................     43,000        249,868
Lattice Group plc Stk(b)...............     87,000        196,241
Lloyds TSB Group PLC...................     38,000        401,892
Marconi PLC............................     45,000        483,319
Marks & Spencer PLC....................     38,000        105,582
Northern Rock PLC......................     17,000        109,705
Nycomed Amersham PLC...................     12,000         99,935
P & O Princess Cruises PLC(b)..........     53,000        224,055
Peninsular & Oriental Steam Navigation
  Co., PLC.............................     32,000        151,531
PowerGen PLC...........................     21,000        198,257
Prudential Corp. PLC...................     21,000        337,853
Reckitt & Colman PLC...................     10,000        137,729
Reed International PLC.................     19,000        198,676
Rentokil Initial PLC...................     49,000        169,083
RJB Mining PLC.........................     29,000         28,591
RMC Group PLC..........................     15,000        131,977
Rolls-Royce PLC........................     15,000         44,422
Royal & Sun Alliance Insurance Group
  PLC..................................     26,000        222,547
Royal Bank of Scotland Group PLC.......     17,000        401,743
Scottish & Newcastle PLC...............     44,000        308,918
Scottish & Southern Energy PLC.........     34,000        314,893
Shell Transportation & Trading Co.,
  PLC..................................     66,000        541,264
Tesco PLC..............................     87,000        354,468
Trinity Mirror PLC.....................     19,500        132,902
Unilever PLC...........................     47,000        402,296
United News & Media PLC................     23,000        292,038

                                   Continued

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                          DECEMBER 31, 2000 (UNAUDITED)

 COMMON STOCKS, CONTINUED
                                          SHARES         VALUE
                                         ---------    -----------
UNITED KINGDOM, CONTINUED
United Utilities PLC...................     26,000    $   258,278
Vodafone Airtouch PLC..................    140,980        517,014
                                                      -----------
                                                       10,408,693
                                                      -----------
TOTAL COMMON STOCKS (Cost $39,312,645)............     39,702,622
                                                      -----------
 PREFERRED STOCKS - 0.7%
AUSTRALIA - 0.1%
News Corp., Ltd. ......................      7,500         53,342
                                                      -----------
GERMANY - 0.6%
Volkswagen AG..........................      6,900        211,185
                                                      -----------
TOTAL PREFERRED STOCKS (Cost $243,232)............        264,527
                                                      -----------
 DAILY SWEEP VEHICLE - 0.0%
                                          SHARES         VALUE
                                         ---------    -----------
Bank of New York Cash Sweep............          1              1
                                                      -----------
TOTAL DAILY SWEEP VEHICLE (Cost $1)...............              1
                                                      -----------
TOTAL INVESTMENTS (Cost $40,832,939)(a) -
  100.7%..........................................     39,967,150
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.7)%......................                  (285,539)
                                                      -----------
NET ASSETS - 100.0%...............................    $39,681,611
                                                      ===========

------------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.......................  $ 5,033,923
      Unrealized depreciation.......................   (4,133,490)
                                                      -----------
      Net unrealized appreciation...................  $   900,433
                                                      ===========

(b) Represents non-income producing securities.

AB   --Aktiebolag (Swedish Stock Co.)
AG   --Aktiengesellschaft (West German Stock Co.)
NV   --Naamloze Vennootschaap (Dutch Corp.)
PLC  --Public Limited Company
SA   --Societa Anonyme (French Corp.)
SpA  --Societa per Azioni (Italian Corp.)

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                          DECEMBER 31, 2000 (UNAUDITED)

At December 31, 2000, the fund's open forward currency contracts were as follows:

                                                                   CONTRACT          CONTRACT                        UNREALIZED
                                                   DELIVERY         AMOUNT             VALUE                       APPRECIATION/
CURRENCY                                             DATE      (LOCAL CURRENCY)    (U.S. DOLLAR)       VALUE       (DEPRECIATION)
--------                                           --------    ----------------    -------------    -----------    --------------
LONG CONTRACTS:
Australian Dollar................................   2/8/01         4,900,000        $ 2,853,515     $ 2,730,399      $(123,116)
British Sterling Pound...........................   2/8/01           450,000            637,254         672,021         34,767
British Sterling Pound...........................   2/8/01           150,000            213,548         224,007         10,459
Danish Kroner....................................   2/8/01         3,000,000            350,259         377,362         27,103
Euro.............................................   2/8/01         6,350,000          5,936,298       5,974,954         38,656
Euro.............................................   2/8/01         2,050,000          1,869,948       1,928,922         58,974
Euro.............................................   2/8/01         1,400,000          1,203,895       1,317,313        113,418
Euro.............................................   2/8/01           600,000            531,900         564,563         32,663
Japanese Yen.....................................   2/8/01        40,000,000            365,522         351,359        (14,163)
New Zealand Dollar...............................   2/8/01         1,900,000            778,525         840,254         61,729
Swedish Krona....................................   2/8/01         2,100,000            210,109         222,893         12,784
Swiss Franc......................................   2/8/01         1,450,000            881,995         899,605         17,610
                                                                                    -----------     -----------      ---------
TOTAL LONG CONTRACTS.............................                                   $15,832,768     $16,103,652      $ 270,884
                                                                                    ===========     ===========      =========
SHORT CONTRACTS:
Australian Dollar................................   2/8/01         1,300,000        $   702,520     $   724,391      $ (21,871)
British Sterling Pound...........................   2/8/01         3,400,000          5,116,150       5,077,492         38,658
British Sterling Pound...........................   2/8/01           200,000            302,944         298,676          4,268
British Sterling Pound...........................   2/8/01           250,000            357,868         373,345        (15,477)
British Sterling Pound...........................   2/8/01           220,000            319,638         328,544         (8,906)
Euro.............................................   2/8/01           550,000            489,940         517,516        (27,576)
Euro.............................................   2/8/01           950,000            821,370         893,891        (72,521)
Euro.............................................   2/8/01           250,000            221,500         235,234        (13,734)
Euro.............................................   2/8/01           450,000            418,545         423,422         (4,877)
Hong Kong Dollar.................................   2/8/01         1,100,000            141,295         141,027            268
Japanese Yen.....................................   2/8/01       435,000,000          4,110,754       3,821,036        289,718
Japanese Yen.....................................   2/8/01        92,000,000            866,013         808,127         57,886
Japanese Yen.....................................   2/8/01        57,000,000            536,521         500,687         35,834
Japanese Yen.....................................   2/8/01        36,000,000            323,450         316,223          7,227
Swedish Krona....................................   2/8/01         4,500,000            495,595         477,629         17,966
Swedish Krona....................................   2/8/01         2,700,000            273,785         286,578        (12,793)
Swiss Franc......................................   2/8/01           550,000            305,760         341,230        (35,470)
Swiss Franc......................................   2/8/01           500,000            289,885         310,209        (20,324)
                                                                                    -----------     -----------      ---------
TOTAL SHORT CONTRACTS............................                                   $16,093,533     $15,875,257      $ 218,276
                                                                                    ===========     ===========      =========

                       See notes to financial statements.

GOVERNOR FUNDS
INTERNATIONAL EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $40,832,939).......................               $ 39,967,150
Foreign cash.........................                     67,599
Dividends receivable.................                     54,489
Unrealized appreciation on forward
  foreign exchange contracts.........                    489,160
Receivable for investments sold......                    292,727
Tax reclaims receivable..............                     47,291
Prepaid expenses.....................                      1,562
                                                    ------------
    TOTAL ASSETS.....................                 40,919,978
Liabilities:
Payable for investments purchased....  $   34,703
Payable to custodian.................   1,163,686
Accrued expenses and other
  liabilities:
  Investment advisor.................       8,222
  Administration.....................         987
  Other..............................      30,769
                                       ----------
    TOTAL LIABILITIES................                  1,238,367
                                                    ------------
NET ASSETS:..........................               $ 39,681,611
                                                    ============
COMPOSITION OF NET ASSETS:
Capital..............................               $ 38,541,746
Accumulated net investment loss......                   (244,717)
Accumulated net realized gains from
  investment and foreign currency
  transactions.......................                    598,666
Unrealized appreciation from
  investments and foreign currency
  transactions.......................                    785,916
                                                    ------------
NET ASSETS...........................               $ 39,681,611
                                                    ============
Shares Outstanding (par value
  $0.0001, unlimited number of
  authorized shares).................                  3,815,324
                                                    ============
Net Asset Value and Redemption Price
  per share..........................                     $10.40
                                                    ============
Maximum Sales Charge.................                       5.50%
                                                           -----
Maximum Offering Price per share (Net
  Asset Value/(100%-Maximum Sales
  Charge))...........................                     $11.01
                                                    ============

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Dividend................................             $   335,640
Foreign tax withholding.................                 (30,113)
                                                     -----------
    TOTAL INVESTMENT INCOME.............                 305,527
EXPENSES:
Investment advisor......................  $265,877
Administration..........................    31,905
Accounting..............................    33,498
Custodian...............................    15,871
Other...................................    19,423
                                          --------
    Total expenses before contractual
      fee reductions....................                 366,574
    Contractual fee reductions..........                (128,824)
                                                     -----------
    NET EXPENSES........................                 237,750
                                                     -----------
NET INVESTMENT INCOME...................                  67,777
                                                     -----------
NET REALIZED/UNREALIZED GAINS FROM
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gains from investment and
  foreign currency transactions.........                 581,596
Change in unrealized appreciation/
  depreciation from investments and
  foreign currencies....................              (2,861,972)
                                                     -----------
Net realized/unrealized losses from
  investments and foreign currency
  transactions..........................              (2,280,376)
                                                     -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $(2,212,599)
                                                     ===========

                       See notes to financial statements.

GOVERNOR FUNDS
INTERNATIONAL EQUITY FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED        FOR THE
                                                                DECEMBER 31,      YEAR ENDED
                                                                    2000           JUNE 30,
                                                                (UNAUDITED)          2000
                                                                ------------      -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $    67,777       $   302,603
  Net realized gains from investment and foreign currency
    transactions............................................        581,596         2,780,031
  Change in unrealized appreciation/depreciation from
    investments and foreign currencies......................     (2,861,972)        2,013,467
                                                                -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     (2,212,599)        5,096,101
                                                                -----------       -----------
DIVIDENDS:
  Net investment income.....................................             --          (535,161)
  Net realized gains from investment and foreign currency
    transactions............................................     (2,805,623)         (511,261)
                                                                -----------       -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (2,805,623)       (1,046,422)
                                                                -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      4,413,875        12,187,174
  Dividends reinvested......................................      1,201,992           408,746
  Cost of shares redeemed...................................     (5,613,062)      (11,454,151)
                                                                -----------       -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........          2,805         1,141,769
                                                                -----------       -----------
CHANGE IN NET ASSETS........................................     (5,015,417)        5,191,448

NET ASSETS:
  Beginning of period.......................................     44,697,028        39,505,580
                                                                -----------       -----------
  End of period.............................................    $39,681,611       $44,697,028
                                                                ===========       ===========
SHARE TRANSACTIONS:
  Issued....................................................        407,738         1,078,265
  Reinvested................................................        118,891            34,885
  Redeemed..................................................       (540,246)       (1,013,473)
                                                                -----------       -----------
CHANGE IN SHARES............................................        (13,617)           99,677
                                                                ===========       ===========

                       See notes to financial statements.

GOVERNOR FUNDS
INTERNATIONAL EQUITY FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE SIX
                                                                MONTHS ENDED       FOR THE         FOR THE PERIOD
                                                                DECEMBER 31,      YEAR ENDED      FEBRUARY 9, 1999
                                                                    2000           JUNE 30,         TO JUNE 30,
                                                                (UNAUDITED)          2000             1999(a)
                                                                ------------      ----------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 11.67          $ 10.59            $ 10.00
                                                                  -------          -------            -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.15             0.08               0.11
  Net realized and unrealized gains from investment and
    foreign currency transactions...........................       (0.71)             1.28               0.48
                                                                  -------          -------            -------
  Total from investment activities..........................       (0.56)             1.36               0.59
                                                                  -------          -------            -------
DIVIDENDS:
  Net investment income.....................................           --           (0.14)                 --
  Net realized gains from investment and foreign currency
    transactions............................................       (0.71)           (0.14)                 --
                                                                  -------          -------            -------
  Total dividends...........................................       (0.71)           (0.28)                 --
                                                                  -------          -------            -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.40          $ 11.67            $ 10.59
                                                                  =======          =======            =======
TOTAL RETURN (EXCLUDES SALES CHARGE)........................        (4.63%)(b)       12.87%              5.90%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................      $39,682          $44,697            $39,506
Ratio of expenses to average net assets.....................         1.12%(c)         0.97%              0.98%(c)
Ratio of net investment income to average net assets........         0.32%(c)         0.72%              2.80%(c)
Ratio of expenses to average net assets(d)..................         1.72%(c)         1.85%              1.86%(c)
Portfolio turnover..........................................           25%              56%                17%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
INTERMEDIATE TERM INCOME FUND                      DECEMBER 31, 2000 (UNAUDITED)

 ASSET BACKED SECURITIES - 3.2%
                                       PRINCIPAL
                                        AMOUNT          VALUE
                                      -----------    ------------
BANKS - 1.0%
Mellon Bank Auto Grantor Trust,
  5.46%, 10/17/05...................  $ 2,272,099    $  2,261,739
                                                     ------------
FINANCIAL SERVICES - 2.2%
Honda Auto Lease Trust, 6.65%,
  7/15/05...........................    3,000,000       3,019,710
Residential Asset Securities Corp.,
  6.11%, 5/25/25....................    2,000,000       1,994,100
                                                     ------------
                                                        5,013,810
                                                     ------------
TOTAL ASSET BACKED SECURITIES (Cost
  $7,185,115)....................................       7,275,549
                                                     ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
U.S. GOVERNMENT AGENCY - 4.5%
Freddie Mac, 7.50%, 8/15/25, Pool
  #2228.............................   10,000,000      10,295,000
                                                     ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost
  $9,793,963)....................................      10,295,000
                                                     ------------
 CORPORATE OBLIGATIONS - 22.0%
AUTOMOTIVE PARTS - 1.1%
TRW, Inc., 8.75%, 5/15/06...........    2,500,000       2,496,875
                                                     ------------
BANKS - 5.7%
Bank of America Corp., 7.80%,
  2/15/10...........................    2,500,000       2,603,125
Interamerican Development Bank,
  7.00%, 6/16/03....................    5,000,000       5,162,500
Wells Fargo & Co., 7.25%, 8/24/05...    5,000,000       5,203,165
                                                     ------------
                                                       12,968,790
                                                     ------------
BROADCASTING/CABLE - 1.3%
Time Warner, Inc., 7.25%,
  10/15/17..........................    3,000,000       2,936,250
                                                     ------------
DATA PROCESSING & REPRODUCTION -
  1.1%
Electronic Data Systems, 7.13%,
  10/15/09..........................    2,500,000       2,600,000
                                                     ------------
FINANCIAL SERVICES - 6.7%
Commercial Credit Co., 7.88%,
  7/15/04...........................    2,500,000       2,617,110
Ford Motor Credit Corp., 7.38%,
  10/28/09..........................    2,000,000       1,997,500
Household Finance Co., 8.00%,
  5/9/05............................    2,500,000       2,625,000
Morgan Stanley Dean Witter, Inc.,
  7.75%, 6/15/05....................    3,000,000       3,153,750
PP&L Capital Funding, 7.75%,
  4/15/05...........................    5,000,000       5,050,000
                                                     ------------
                                                       15,443,360
                                                     ------------
INSURANCE - 0.9%
Progressive Insurance Corp., 6.60%,
  1/15/04...........................    2,000,000       1,992,500
                                                     ------------
 CORPORATE OBLIGATIONS, CONTINUED
                                       PRINCIPAL
                                        AMOUNT          VALUE
                                      -----------    ------------
PHARMACEUTICALS - 1.1%
Eli Lilly & Co., 7.125%, 6/1/25.....  $ 2,500,000    $  2,575,000
                                                     ------------
PIPELINES - 1.1%
Enron Corp., 7.125%.................    2,500,000       2,571,875
                                                     ------------
TELECOMMUNICATIONS - 3.0%
AT&T Corp., 6.00%, 3/15/09..........    3,000,000       2,673,750
Deutsche Telekom, 8.25%, 6/15/30....    2,500,000       2,468,750
Sprint Capital Corp., 6.90%,
  5/1/19............................    2,000,000       1,655,000
                                                     ------------
                                                        6,797,500
                                                     ------------
TOTAL CORPORATE OBLIGATIONS (Cost $49,436,160)...
                                                       50,382,150
                                                     ------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 45.8%
FEDERAL HOME LOAN BANK - 3.5%
6.66%, 04/06/01.....................    3,000,000       3,003,750
6.75%, 02/15/02.....................    5,000,000       5,056,250
                                                     ------------
                                                        8,060,000
                                                     ------------
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 12.6%
6.88%, 1/15/05......................    5,000,000       5,203,350
6.92%, 12/03/12.....................    3,505,000       3,519,791
5.50%, 4/1/14.......................       38,273          37,291
7.50%, 9/1/19.......................    9,328,228       9,504,811
7.50%, 7/1/29.......................   10,360,651      10,504,457
                                                     ------------
                                                       28,769,700
                                                     ------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 21.3%
6.375%, 10/15/02....................    5,000,000       5,062,500
7.00%, 07/15/05.....................    2,000,000       2,098,954
6.00%, 5/15/08......................    5,000,000       5,018,810
7.00%, 12/1/11, Pool #313224........    2,069,648       2,089,745
8.00%, 10/1/29, Pool #323994........    6,443,125       6,589,190
7.00%, 3/1/30, Pool #253112.........    6,830,842       6,837,195
7.50%, 3/1/30, Pool #533166.........    7,937,719       8,046,704
7.25%, 5/15/30......................    4,000,000       4,560,000
8.00%, 7/1/30, Pool #253356.........    3,481,511       3,561,725
6.50%, 11/1/30, Pool #561915........    5,000,000       4,929,700
                                                     ------------
                                                       48,794,523
                                                     ------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 8.4%
7.00%, 7/20/28, Pool #2616..........    5,213,312       5,207,890
6.25%, 10/15/28, Pool #484545.......       13,264          12,999
7.00%, 12/15/28, Pool #426720.......    6,938,956       6,968,724
6.50%, 1/20/29, Pool #2701..........    7,034,044       6,935,005
                                                     ------------
                                                       19,124,618
                                                     ------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
  OBLIGATIONS (Cost $102,574,518)................     104,748,841
                                                     ------------

                                   Continued

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
INTERMEDIATE TERM INCOME FUND                      DECEMBER 31, 2000 (UNAUDITED)

 U.S. TREASURY OBLIGATIONS - 23.0%
                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT          VALUE
                                      -----------    ------------
U.S. TREASURY BONDS - 9.9%
7.00%, 7/15/06......................  $ 6,000,000    $  6,532,200
10.63%, 8/15/15.....................    4,000,000       6,044,600
7.50%, 11/15/16.....................    3,000,000       3,618,450
8.13%, 5/15/21......................    5,000,000       6,528,900
                                                     ------------
                                                       22,724,150
                                                     ------------
U.S. TREASURY NOTES - 13.1%
7.88%, 8/15/01......................    5,000,000       5,067,150
6.38%, 8/15/02......................    3,000,000       3,051,570
7.25%, 5/15/04......................    5,500,000       5,854,255
6.63%, 5/15/07......................    4,000,000       4,314,480
6.13%, 8/15/07......................    3,000,000       3,158,202
6.50%, 2/15/10......................    3,000,000       3,283,350
8.13%, 8/15/19......................    4,000,000       5,170,280
                                                     ------------
                                                       29,899,287
                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $50,010,221)...................................      52,623,437
                                                     ------------
 DAILY SWEEP VEHICLE - 0.0%
Bank of New York Cash Sweep.........           82              82
                                                     ------------
TOTAL DAILY SWEEP VEHICLE (Cost $82).............              82
                                                     ------------
 INVESTMENT COMPANIES - 0.8%
                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT          VALUE
                                      -----------    ------------
Federated Government Obligation
  Fund..............................  $        49    $         49
Federated Prime Obligation Fund.....    1,784,766       1,784,765
Federated Treasury Fund.............          309             309
Governor Prime Money Market Fund*...          188             188
Governor U.S. Treasury Obligations
  Money Market Fund*................          962             962
                                                     ------------
TOTAL INVESTMENT COMPANIES (Cost $1,786,273).....
                                                        1,786,273
                                                     ------------
TOTAL INVESTMENTS (Cost $220,786,251)(a) -
  99.3%..........................................     227,111,332
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%.....
                                                        1,564,756
                                                     ------------
NET ASSETS - 100.0%..............................    $228,676,088
                                                     ============

---------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................    $ 6,858,220
   Unrealized depreciation......................       (533,221)
                                                    -----------
   Net unrealized appreciation..................    $ 6,324,999
                                                    ===========

 * Securities are affiliated investment companies in the Governor Funds.

                       See notes to financial statements.

GOVERNOR FUNDS
INTERMEDIATE TERM INCOME FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at value
  (cost $220,785,101)................               $227,110,100
Investments in affiliates, at value
  (cost $1,150)......................                      1,150
                                                    ------------
    Total Investments................                227,111,250
Interest receivable..................                  2,849,503
Cash.................................                         82
Deferred organization costs..........                      8,599
Prepaid expenses.....................                     11,084
                                                    ------------
    TOTAL ASSETS.....................                229,980,518
LIABILITIES:
Dividends payable....................  $1,225,856
Accrued expenses and other
  liabilities:
  Investment advisor.................      22,900
  Administration.....................       5,725
  Administrative services............       9,409
  Other..............................      40,540
                                       ----------
    TOTAL LIABILITIES................                  1,304,430
                                                    ------------
NET ASSETS:..........................               $228,676,088
                                                    ============
COMPOSITION OF NET ASSETS:
Capital..............................               $245,769,326
Accumulated net investment loss......                     (3,976)
Accumulated net realized losses from
  investment transactions............                (23,414,261)
Unrealized appreciation from
  investments........................                  6,324,999
                                                    ------------
NET ASSETS...........................               $228,676,088
                                                    ============
Shares Outstanding (par value
  $0.0001, unlimited number of
  authorized shares).................                 24,216,368
                                                    ============
Net Asset Value and Redemption Price
  per share..........................                      $9.44
                                                    ============
Maximum Sales Charge.................                       4.50%
                                                           -----
Maximum Offering Price per share (Net
  Asset Value/(100%-Maximum Sales
  Charge))...........................                      $9.89
                                                    ============

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest................................             $ 8,510,808
Dividend................................                 142,064
Dividends from affiliates...............                      30
                                                     -----------
    TOTAL INVESTMENT INCOME.............               8,652,902
EXPENSES:
Investment advisor......................  $730,706
Administration..........................   182,677
Administrative services.................    63,631
Custodian...............................    20,749
Other...................................   117,896
                                          --------
    Total expenses before contractual
      fee reductions....................               1,115,659
    Contractual fee reductions..........                (275,487)
                                                     -----------
    NET EXPENSES........................                 840,172
                                                     -----------
NET INVESTMENT INCOME...................               7,812,730
                                                     -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
  FROM INVESTMENTS:
Net realized losses from investment
  transactions..........................              (1,445,923)
Change in unrealized appreciation/
  depreciation from investments.........               8,408,879
                                                     -----------
Net realized/unrealized losses from
  investments...........................               6,962,956
                                                     -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $14,775,686
                                                     ===========

                       See notes to financial statements.

GOVERNOR FUNDS
INTERMEDIATE TERM INCOME FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED          FOR THE
                                                                DECEMBER 31,        YEAR ENDED
                                                                    2000             JUNE 30,
                                                                (UNAUDITED)            2000
                                                                ------------       -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $  7,812,730       $  18,178,902
  Net realized losses from investment transactions..........      (1,445,923)        (15,658,140)
  Change in unrealized appreciation/depreciation from
    investments.............................................       8,408,879           5,792,518
                                                                ------------       -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      14,775,686           8,313,280
                                                                ------------       -------------
DIVIDENDS:
  Net investment income.....................................      (7,870,200)        (18,133,008)
  Net realized gains from investment transactions...........              --                  --
                                                                ------------       -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............      (7,870,200)        (18,133,008)
                                                                ------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       9,876,037          72,228,909
  Dividends reinvested......................................       2,960,870           5,999,134
  Cost of shares redeemed...................................     (36,227,253)       (129,227,892)
                                                                ------------       -------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     (23,390,346)        (50,999,849)
                                                                ------------       -------------
CHANGE IN NET ASSETS........................................     (16,484,860)        (60,819,577)

NET ASSETS:
  Beginning of period.......................................     245,160,948         305,980,525
                                                                ------------       -------------
  End of period.............................................    $228,676,088       $ 245,160,948
                                                                ============       =============
SHARE TRANSACTIONS:
  Issued....................................................       1,064,811           7,800,195
  Reinvested................................................         320,223             647,909
  Redeemed..................................................      (3,883,759)        (13,960,961)
                                                                ------------       -------------
CHANGE IN SHARES............................................      (2,498,725)         (5,512,857)
                                                                ============       =============

                       See notes to financial statements.

GOVERNOR FUNDS
INTERMEDIATE TERM INCOME FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                     FOR THE SIX
                                                     MONTHS ENDED                                                 FOR THE PERIOD
                                                     DECEMBER 31,          FOR THE YEARS ENDED JUNE 30,          DECEMBER 2, 1996
                                                         2000          ------------------------------------        TO JUNE 30,
                                                     (UNAUDITED)         2000          1999          1998            1997(a)
                                                     ------------      --------      --------      --------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $   9.18            9.49      $  10.10      $   9.77          $  10.00
                                                       --------        --------      --------      --------          --------
INVESTMENT ACTIVITIES:
  Net investment income..........................          0.30            0.60          0.59          0.62              0.36
  Net realized and unrealized gains/(losses) from
    investment transactions......................          0.26           (0.31)        (0.50)         0.33             (0.23)
                                                       --------        --------      --------      --------          --------
  Total from investment activities...............          0.56            0.29          0.09          0.95              0.13
                                                       --------        --------      --------      --------          --------
DIVIDENDS:
  Net investment income..........................         (0.30)          (0.60)        (0.59)        (0.62)            (0.36)
  Net realized gains from investment
    transactions.................................            --              --         (0.11)           --                --
                                                       --------        --------      --------      --------          --------
  Total dividends................................         (0.30)          (0.60)        (0.70)        (0.62)            (0.36)
                                                       --------        --------      --------      --------          --------
NET ASSET VALUE, END OF PERIOD...................      $   9.44            9.18      $   9.49      $  10.10          $   9.77
                                                       ========        ========      ========      ========          ========
  TOTAL RETURN (EXCLUDES SALES CHARGE)...........          6.27%(b)        3.18%         0.82%         9.95%             1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)..............      $228,676        $245,161      $305,981      $275,565          $207,859
Ratio of expenses to average net assets..........          0.69%(c)        0.56%         0.56%         0.57%             0.37%(c)
Ratio of net investment income to average net
  assets.........................................          6.42%(c)        6.38%         5.97%         6.27%             6.45%(c)
Ratio of expenses to average net assets(d).......          0.92%(c)        0.89%         0.98%         0.92%             0.84%(c)
Portfolio turnover...............................            38%            192%          149%          218%              329%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
LIMITED DURATION GOVERNMENT SECURITIES FUND        DECEMBER 31, 2000 (UNAUDITED)

 CORPORATE OBLIGATIONS - 1.5%
                                         SHARES OR
                                         PRINCIPAL
                                            AMOUNT       VALUE
                                       -----------    -----------
FINANCIAL SERVICES - 1.5%
Private Export Funding Co., 8.40%,
  7/31/01............................  $ 1,000,000    $ 1,012,500
                                                      -----------
TOTAL CORPORATE OBLIGATIONS (Cost $1,073,075).....
                                                        1,012,500
                                                      -----------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 41.9%
FEDERAL HOME LOAN BANK - 22.9%
6.35%, 12/20/01, Callable 3/20/01 @
  100................................   10,000,000     10,000,000
5.13%, 9/15/03.......................    5,000,000      4,941,300
                                                      -----------
                                                       14,941,300
                                                      -----------
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 2.4%
9.00%, 4/1/16, Pool #B70012..........    1,530,859      1,594,007
                                                      -----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 15.3%
6.18%, 3/15/01.......................   10,000,000      9,998,430
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 1.3%
8.50%, 2/15/17, Pool #203632.........       88,875         92,124
8.50%, 4/15/17, Pool #189291.........       22,725         23,555
8.50%, 7/15/21, Pool #307983.........      270,590        280,989
8.50%, 7/15/21, Pool #306066.........      158,702        164,801
8.50%, 1/15/23, Pool #341948.........      263,338        273,458
                                                      -----------
                                                          834,927
                                                      -----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
  OBLIGATIONS (Cost $27,257,904)..................     27,368,664
                                                      -----------
 U.S. TREASURY OBLIGATIONS - 41.9%
U.S. TREASURY BILLS - 15.1%
5.75%, 3/29/01.......................   10,000,000      9,862,600
                                                      -----------
U.S. TREASURY NOTES - 23.4%
5.88%, 11/15/04......................    5,000,000      5,130,350
7.50%, 11/15/01......................   10,000,000     10,162,600
                                                      -----------
                                                       15,292,950
                                                      -----------
U.S. TREASURY BONDS - 3.4%
6.25%, 5/15/30.......................    2,000,000      2,232,800
                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $27,471,321)....................................     27,388,350
                                                      -----------
 INVESTMENT COMPANIES - 0.0%
                                         SHARES OR
                                         PRINCIPAL
                                            AMOUNT       VALUE
                                       -----------    -----------
Federated Government Obligation
  Fund...............................  $     1,073    $     1,073
                                                      -----------
TOTAL INVESTMENT COMPANIES (Cost $1,073)..........          1,073
                                                      -----------
 REPURCHASE AGREEMENTS - 14.5%
Lehman Brothers, 6.42% due 1/2/01,
  with a maturity value of $6,945,985
  (collateralized by $8,460,000
  Government National Mortgage
  Association, 7.22%, 9/16/29, with a
  total market value of
  $7,044,277)........................    6,943,000      6,943,000
Merrill Lynch Securities, Inc., 6.40%
  due 1/2/01, with a maturity value
  of $2,540,013 (collateralized by
  $1,830,000 U.S. Treasury Bond.,
  9.25%, 2/15/16, with a total market
  value of $2,528,255)...............    2,536,000      2,536,000
                                                      -----------
TOTAL REPURCHASE AGREEMENTS (Cost $9,479,000).....
                                                        9,479,000
                                                      -----------
TOTAL INVESTMENTS (Cost $65,282,373)(a) - 99.8%...
                                                       65,249,587
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%......
                                                          119,895
                                                      -----------
NET ASSETS - 100.0%...............................    $65,369,482
                                                      ===========

------------------

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation........................  $   509,055
    Unrealized depreciation........................     (541,841)
                                                     -----------
    Net unrealized depreciation....................  $   (32,786)
                                                     ===========

                       See notes to financial statements.

GOVERNOR FUNDS
LIMITED DURATION GOVERNMENT SECURITIES FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $55,803,373)..........................             $55,770,587
Repurchase agreements...................               9,479,000
                                                     -----------
    Total Investments...................              65,249,587
Cash....................................                     846
Interest receivable.....................                 486,409
Deferred organization costs.............                   2,564
Prepaid expenses........................                   2,165
                                                     -----------
    TOTAL ASSETS........................              65,741,571
LIABILITIES:
Dividends payable.......................  $343,312
Accrued expenses and other liabilities:
  Investment advisor....................     6,515
  Administration........................     1,629
  Other.................................    20,633
                                          --------
    TOTAL LIABILITIES...................                 372,089
                                                     -----------
NET ASSETS:.............................             $65,369,482
                                                     ===========
COMPOSITION OF NET ASSETS:
Capital.................................             $66,400,745
Accumulated net investment loss.........                  (5,307)
Accumulated net realized losses from
  investment transactions...............                (993,170)
Unrealized depreciation from
  investments...........................                 (32,786)
                                                     -----------
NET ASSETS..............................             $65,369,482
                                                     ===========
Shares Outstanding (par value $0.0001,
  unlimited number of authorized
  shares)...............................               6,693,845
                                                     ===========
Net Asset Value and Redemption Price per
  share.................................                  $ 9.77
                                                     ===========
Maximum Sales Charge....................                    3.00%
                                                          ------
Maximum Offering Price per share (Net
  Asset Value/(100%-Maximum Sales
  Charge))..............................                  $10.07
                                                     ===========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest.................................             $2,396,282
Dividend.................................                  2,357
                                                      ----------
    TOTAL INVESTMENT INCOME..............              2,398,639
EXPENSES:
Investment advisor.......................  $216,377
Administration...........................    54,095
Accounting...............................    16,623
Custodian................................    12,345
Other....................................    22,993
                                           --------
    Total expenses before contractual fee
      reductions.........................                322,433
    Contractual fee reductions...........                (81,757)
                                                      ----------
    NET EXPENSES.........................                240,676
                                                      ----------
NET INVESTMENT INCOME....................              2,157,963
                                                      ----------
NET REALIZED/UNREALIZED GAINS FROM
  INVESTMENTS:
Net realized gains from investment
  transactions...........................                 40,098
Change in unrealized appreciation/
  depreciation from investments..........                517,167
                                                      ----------
Net realized/unrealized gains from
  investments............................                557,265
                                                      ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS.............................             $2,715,228
                                                      ==========

                       See notes to financial statements.

GOVERNOR FUNDS
LIMITED DURATION GOVERNMENT SECURITIES FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED        FOR THE
                                                                DECEMBER 31,       YEAR ENDED
                                                                    2000            JUNE 30,
                                                                (UNAUDITED)           2000
                                                                ------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $ 2,157,963       $  3,327,425
  Net realized gains/losses from investment transactions....         40,098           (409,559)
  Change in unrealized appreciation/depreciation from
    investments.............................................        517,167           (321,773)
                                                                ------------      ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      2,715,228          2,596,093
                                                                ------------      ------------
DIVIDENDS:
  Net investment income.....................................     (2,175,676)        (3,314,951)
                                                                ------------      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (2,175,676)        (3,314,951)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      6,272,379         40,570,589
  Dividends reinvested......................................        433,929            442,532
  Cost of shares redeemed...................................    (15,016,683)       (19,194,805)
                                                                ------------      ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     (8,310,375)        21,818,316
                                                                ------------      ------------
CHANGE IN NET ASSETS........................................     (7,770,823)        21,099,458

NET ASSETS:
  Beginning of period.......................................     73,140,305         52,040,847
                                                                ------------      ------------
  End of period.............................................    $65,369,482       $ 73,140,305
                                                                ============      ============
SHARE TRANSACTIONS:
  Issued....................................................        643,952          4,176,016
  Reinvested................................................         44,666             45,576
  Redeemed..................................................     (1,538,969)        (1,972,643)
                                                                ------------      ------------
CHANGE IN SHARES............................................       (850,351)         2,248,949
                                                                ============      ============

                       See notes to financial statements.

GOVERNOR FUNDS
LIMITED DURATION GOVERNMENT SECURITIES FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE SIX
                                                                MONTHS ENDED      FOR THE YEARS ENDED       FOR THE PERIOD
                                                                DECEMBER 31,            JUNE 30,             JULY 1, 1997
                                                                    2000          --------------------       TO JUNE 30,
                                                                (UNAUDITED)        2000         1999           1998(a)
                                                                ------------      -------      -------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  9.69         $  9.83      $  9.96         $ 10.00
                                                                  -------         -------      -------         -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.30            0.55         0.54            0.56
  Net realized and unrealized gains/(losses) from investment
    transactions............................................         0.08           (0.14)       (0.13)          (0.04)
                                                                  -------         -------      -------         -------
    Total from investment activities........................         0.38            0.41         0.41            0.52
                                                                  -------         -------      -------         -------
DIVIDENDS:
  Net investment income.....................................        (0.30)          (0.55)       (0.54)          (0.56)
  Net realized gains from investment transactions...........           --              --        (0.00)*         (0.00)*
                                                                  -------         -------      -------         -------
  Total dividends...........................................        (0.30)          (0.55)       (0.54)          (0.56)
                                                                  -------         -------      -------         -------
NET ASSET VALUE, END OF PERIOD..............................      $  9.77         $  9.69      $  9.83         $  9.96
                                                                  =======         =======      =======         =======
TOTAL RETURN (EXCLUDES SALES CHARGE)........................         3.87%(b)        4.31%        4.25%           5.39%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................      $65,369         $73,140      $52,041         $29,360
Ratio of expenses to average net assets.....................         0.67%(c)        0.61%        0.59%           0.65%(c)
Ratio of net investment income to average net assets........         5.99%(c)        5.77%        5.51%           5.58%(c)
Ratio of expenses to average net assets(d)..................         0.89%(c)        0.94%        1.03%           1.18%(c)
Portfolio turnover..........................................           19%            237%         519%            482%

 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
PENNSYLVANIA MUNICIPAL BOND FUND                   DECEMBER 31, 2000 (UNAUDITED)

 MUNICIPAL BONDS - 97.3%
                                                               PRINCIPAL
                                                                AMOUNT          VALUE
                                                              -----------    -----------
PENNSYLVANIA - 97.3%
Adams County, Pennsylvania GO, 5.30%, 11/15/19, Callable
  5/15/11 @ 100.............................................  $ 1,185,000    $ 1,199,078
Allegheny County, Pennsylvania Airport Revenue, AMT, 5.75%,
  1/1/06....................................................    1,450,000      1,533,723
Allegheny County, Pennsylvania Airport Revenue, AMT, 5.75%,
  1/1/10....................................................    2,000,000      2,162,240
Allegheny County, Pennsylvania GO, 5.40%, 11/1/19, Callable
  5/1/11 @ 100, Callable 4/1/09 @ 100.......................    1,365,000      1,396,845
Allegheny County, Pennsylvania Port Authority Special
  Revenue (MBIA Insured), 6.00%, 3/1/24, Callable 3/1/09 @
  101.......................................................    2,500,000      2,693,150
Antrim Township, Pennsylvania Municipal Authority Sewer
  Revenue, 5.60%, 7/1/23, Callable 07/01/07 @ 100...........    1,025,000      1,045,490
Beaver County, Pennsylvania Industrial Development Authority
  Pollution Control Revenue (FGIC Insured), 7.00%, 6/1/21,
  Callable 6/1/01 @ 102.....................................    2,675,000      2,758,834
Belle Vernon, Pennsylvania Area School District (FGIC
  Insured), 6.00%, 4/1/21, Callable 4/1/09 @ 100............    1,210,000      1,290,223
Berks County, Pennsylvania Municipal Authority Revenue (FGIC
  Insured), 7.10%, 5/15/22, Prerefunded 5/15/04 @ 100.......    1,330,000      1,451,482
Bethlehem, Pennsylvania Area School District, 4.75%, 9/1/03,
  Callable 9/01/01 @ 100....................................    1,600,000      1,605,984
Bethlehem, Pennsylvania Water Authority, Series A (MBIA
  Insured), 6.30%, 11/15/15, Prerefunded 11/15/02 @ 100.....    1,065,000      1,106,961
Blair County, Pennsylvania Convention & Sports Facilities
  Authority Revenue (FSA Insured), 4.90%, 5/1/03............    2,000,000      2,030,580
Bucks County, Pennsylvania Water & Sewer Authority Revenue,
  5.55%, 12/1/17, Callable 12/1/06 @ 100....................    1,400,000      1,437,870
Central Dauphin, Pennsylvania School District, 6.00%,
  6/1/01....................................................    1,000,000      1,008,130
Charleroi, Pennsylvania Area School Authority Series C (FGIC
  Insured), 6.00%, 10/1/17, Callable 10/1/09 @ 100..........    1,330,000      1,452,001
Charleroi, Pennsylvania Area School Authority, Series C
  (FGIC Insured), 5.75%, 10/1/14, Callable 10/1/09 @ 100....    1,070,000      1,154,723
College Township, Pennsylvania Water Authority Water Revenue
  (Asset Guaranty Insured), 6.13%, 1/1/29, Callable 1/1/07 @
  100.......................................................    1,000,000      1,038,550
College Township, Pennsylvania Water Authority Water Revenue
  (Asset Guaranty Insured), 6.20%, 1/1/24, Callable 1/1/07 @
  100.......................................................    1,880,000      1,968,435
Cumberland County, Pennsylvania Municipal Authority College
  Revenue, 5.125%, 10/1/15, Callable 10/1/06 @ 100..........    2,000,000      2,018,640
Dauphin County, Pennsylvania General Authority Health Center
  (AMBAC Insured), 5.22%, 6/1/26............................    2,000,000      2,000,000
Delaware County, Pennsylvania GO, 5.125%; 10/01/17, Callable
  10/01/09 @ 100............................................    1,500,000      1,513,275
Hempfield, Pennsylvania School District, Lancaster County
  (FGIC Insured), 6.40%, 8/15/05, Prerefunded 8/15/02 @
  100.......................................................    1,000,000      1,034,240
Indiana County, Pennsylvania Industrial Development
  Authority Revenue Student Cooperation Association, Series
  A (AMBAC Insured), 5.88%, 11/1/29, Callable 11/1/06 @
  100.......................................................    1,800,000      1,851,606
Lancaster County, Pennsylvania GO Series A (FGIC Insured),
  5.60%, 5/1/12, Callable 5/1/10 @ 100......................    2,000,000      2,138,240
Manheim Township, Pennsylvania School District GO, 4.95%,
  6/01/11, Callable 6/01/05 @ 100...........................    1,500,000      1,521,180
Owen J. Roberts School District GO, 5.375%, 5/15/18,
  Callable 5/15/07 @ 100....................................    1,500,000      1,525,905
Pennsylvania Housing Financial Agency, AMT, 5.50%, 4/1/29,
  Callable 10/1/07 @ 101....................................    2,000,000      1,949,460
Pennsylvania Housing Financial Agency, AMT, 5.80%, 10/1/21,
  Callable 10/01/09 @ 100...................................    1,295,000      1,307,238
Pennsylvania Housing Financial Agency, AMT, 5.85%, 4/1/17,
  Callable 4/1/07 @ 101.50..................................    1,410,000      1,436,607
Pennsylvania Housing Financial Agency, AMT (FHA/VA Insured),
  6.15%, 10/1/20, Callable 4/1/10 @ 100.....................    1,115,000      1,155,408
Pennsylvania Housing Financial Agency, AMT, 6.10%, 4/1/21,
  Callable 10/1/09 @ 100....................................    2,000,000      2,055,660
Pennsylvania Intergovermental Cooperation Authority Special
  Tax Revenue, 5.25%, 6/15/15, Callable 6/15/09 @ 100.......    2,000,000      2,044,000
Pennsylvania State First Series, 5.75%, 1/15/09.............    2,150,000      2,346,403
Pennsylvania State First Series, 6.00%, 1/15/18, Callable
  1/15/10 @ 101.............................................    3,000,000      3,260,939
Pennsylvania State Higher Education Facilities Authority
  College & Universities Revenue, Duquesne University,
  Series A (MBIA Insured), 7.00%, 4/1/10, Callable 4/1/01 @
  100.......................................................    2,000,000      2,013,860
Pennsylvania State Higher Educational Facilities Authority
  College & Universities Revenue, University of
  Pennsylvania, Series A, 5.90%, 9/1/15, Callable 9/1/05 @
  100.......................................................    1,450,000      1,520,746

                                   Continued

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
PENNSYLVANIA MUNICIPAL BOND FUND                   DECEMBER 31, 2000 (UNAUDITED)

 MUNICIPAL BONDS, CONTINUED
                                                               SHARES OR
                                                               PRINCIPAL
                                                                AMOUNT          VALUE
                                                              -----------    -----------
PENNSYLVANIA, CONTINUED
Pennsylvania State Second Series, 5.60%, 6/15/11, Callable
  06/15/04 @ 101.5..........................................  $ 1,320,000    $ 1,383,703
Pennsylvania State Turnpike Commission Turnpike Revenue
  Series L (AMBAC Insured), 6.35%, 6/1/02, Callable 6/1/01 @
  102.......................................................    1,500,000      1,542,915
Philadelphia Pennsylvania Airport Revenue Series A, 6.10%,
  6/15/25, Callable 6/15/05 @ 102...........................    1,250,000      1,317,750
Philadelphia Pennsylvania Water & Wastewater Revenue (MBIA
  Insured), 5.63%, 6/15/09..................................    1,900,000      2,063,096
Philadelphia, Pennsylvania GO, 5.25%, 3/15/10, Callable
  3/15/09 @101..............................................    1,000,000      1,063,190
Philadelphia, Pennsylvania Hospitals & Higher Education
  Facilities Authority, Children's Hospital, Series A,
  6.50%, 2/15/21, Prerefunded 2/15/02 @ 102.................    1,000,000      1,045,490
Philadelphia, Pennsylvania School District, Series B (AMBAC
  Insured), 5.50%, 9/1/15, Prerefunded 9/1/05 @ 102.........    1,520,000      1,628,437
Philadelphia, Pennsylvania Water & Wastewater Revenue (FSA
  Insured), 5.50%, 6/15/15, Callable 6/15/03 @ 102..........    1,575,000      1,610,973
Philadelphia, Pennsylvania Water & Wastewater Revenue (MBIA
  Insured), 6.25%, 8/1/02...................................    1,000,000      1,032,430
Philadelphia, Pennsylvania Water & Wastewater Revenue,
  Series A (AMBAC Insured), 5.00%, 8/1/13, Callable 8/1/7 @
  102.......................................................    2,000,000      2,030,900
Radnor Township Pennsylvania School District (State Aid
  Withholding Insured), 5.75%, 3/15/26, Callable 3/15/07 @
  100.......................................................    1,200,000      1,239,396
Radnor Township, Pennsylvania School District (State Aid
  Withholding Insured), 5.75%, 3/15/19, Callable 3/15/07 @
  100.......................................................    2,500,000      2,592,825
Sayre, Pennsylvania Health Care Facilities Authority
  Revenue, Series A (AMBAC Insured), 6.60%, 3/1/01..........    1,700,000      1,706,579
State Public School Building Authority Pennsylvania College
  Revenue Butler County Community College (AMBAC Insured),
  5.95%, 7/15/20, Callable 7/15/10 @ 100....................    2,335,000      2,518,811
State Public School Building Authority Pennsylvania School
  Revenue, School District of York, Series A (FGIC Insured),
  4.85%, 2/15/16, Callable 2/15/08 @ 100....................    1,820,000      1,792,700
York County, Pennsylvania Industrial Development Authority
  Industrial Development Revenue, 6.25%, 7/1/02.............    1,850,000      1,887,888
                                                                             -----------
TOTAL MUNICIPAL BONDS (Cost $84,346,171).................................     87,484,789
                                                                             -----------

 INVESTMENT COMPANIES - 2.8%
Federated Pennsylvania Municipal Cash Fund..................    2,486,078      2,486,079
                                                                             -----------
TOTAL INVESTMENT COMPANIES (Cost $2,486,079).............................      2,486,079
                                                                             -----------
 DAILY SWEEP VEHICLE - 0.0%
Bank of New York Cash Sweep.................................           24             24
                                                                             -----------
TOTAL DAILY SWEEP VEHICLE (Cost $24).....................................             24
                                                                             -----------
TOTAL INVESTMENTS (Cost $86,832,274)(a) - 100.1%.........................    $89,970,892
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%...........................        (69,411)
                                                                             -----------
NET ASSETS - 100.0%......................................................    $89,901,481
                                                                             ===========

------------------

(a) Cost for financial reporting purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation..................................  $3,138,618
   Unrealized depreciation..................................         (10)
                                                              ----------
   Net unrealized appreciation..............................  $3,138,608
                                                              ==========

AMBAC   --AMBAC Indemnity Corp.
AMT     --Alternative Minimum Tax Paper
FGIC    --Insured by the Financial Guaranty Insurance Corp.
FHA/VA  --Federal Housing Administration/Veterans Administration
FSA     --Financial Security Assurance Corp.
GO      --General Obligation
MBIA    --Insured by the Municipal Bond Insurance Assoc.

                       See notes to financial statements.

GOVERNOR FUNDS
PENNSYLVANIA MUNICIPAL BOND FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $86,832,260)........................               $89,970,892
Receivable for capital shares sold....                   525,616
Interest receivable...................                 1,252,544
Deferred organization costs...........                     3,663
Prepaid expenses......................                     3,555
                                                     -----------
    TOTAL ASSETS......................                91,756,270
LIABILITIES:
Dividends payable.....................  $  336,763
Payable for capital shares redeemed...     302,700
Payable for securities purchased......   1,185,000
Accrued expenses and other
  liabilities:
  Investment advisor..................       8,908
  Administration......................       2,227
  Administrative services.............       3,283
  Other...............................      15,908
                                        ----------
    TOTAL LIABILITIES.................                 1,854,789
                                                     -----------
NET ASSETS............................               $89,901,481
                                                     ===========
COMPOSITION OF NET ASSETS:
Capital...............................               $91,343,489
Accumulated net investment loss.......                    (4,078)
Accumulated net realized losses from
  investment transactions.............                (4,576,538)
Unrealized appreciation from
  investments.........................                 3,138,608
                                                     -----------
NET ASSETS............................               $89,901,481
                                                     ===========
Shares Outstanding (par value $0.0001,
  unlimited number of authorized
  shares).............................                 8,936,722
                                                     ===========
Net Asset Value and Redemption Price
  per share...........................                    $10.06
                                                     ===========

Maximum Sales Charge..................                      4.50%
                                                          ------
Maximum Offering Price per share (Net
  Asset Value/(100%-Maximum Sales
  Charge))............................                    $10.53
                                                     ===========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest.................................             $2,467,542
                                                      ----------
    TOTAL INVESTMENT INCOME..............              2,467,542
EXPENSES:
Investment advisor.......................  $278,351
Administration...........................    69,588
Administrative services..................    23,892
Accounting...............................    22,628
Custodian................................    10,320
Other....................................    36,055
                                           --------
    Total expenses before voluntary fee
      reductions and contractual
      reimbursements.....................                440,834
    Voluntary fee reductions and
      contractual reimbursements.........               (104,614)
                                                      ----------
    NET EXPENSES.........................                336,220
                                                      ----------
NET INVESTMENT INCOME....................              2,131,322
                                                      ----------
NET REALIZED/UNREALIZED GAINS FROM
  INVESTMENTS:
Net realized gains from investment
  transactions...........................                291,212
Change in unrealized appreciation from
  investments............................              2,454,497
                                                      ----------
Net realized/unrealized losses from
  investments............................              2,745,709
                                                      ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS.............................             $4,877,031
                                                      ==========

                       See notes to financial statements.

GOVERNOR FUNDS
PENNSYLVANIA MUNICIPAL BOND FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED        FOR THE
                                                                DECEMBER 31,       YEAR ENDED
                                                                    2000            JUNE 30,
                                                                (UNAUDITED)           2000
                                                                ------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $ 2,131,322       $  4,586,449
  Net realized gains/(losses) from investment
    transactions............................................        291,212         (4,867,666)
  Change in unrealized appreciation/depreciation from
    investments.............................................      2,454,497          2,135,942
                                                                ------------      ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      4,877,031          1,854,725
                                                                ------------      ------------
DIVIDENDS:
  Net investment income.....................................     (2,147,721)        (4,574,099)
  Net realized gains from investment transactions...........             --            (88,712)
                                                                ------------      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (2,147,721)        (4,662,811)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      4,830,753         42,044,692
  Dividends reinvested......................................         64,123            176,708
  Cost of shares redeemed...................................    (10,387,058)       (58,641,802)
                                                                ------------      ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     (5,492,182)       (16,420,402)
                                                                ------------      ------------
CHANGE IN NET ASSETS........................................     (2,762,872)       (19,228,488)

NET ASSETS:
  Beginning of period.......................................     92,664,353        111,892,841
                                                                ------------      ------------
  End of period.............................................    $89,901,481       $ 92,664,353
                                                                ============      ============
SHARE TRANSACTIONS:
  Issued....................................................        488,934          4,329,280
  Reinvested................................................          6,511             18,000
  Redeemed..................................................     (1,047,575)        (5,992,222)
                                                                ------------      ------------
CHANGE IN SHARES............................................       (552,130)        (1,644,942)
                                                                ============      ============

                       See notes to financial statements.

GOVERNOR FUNDS
PENNSYLVANIA MUNICIPAL BOND FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                       FOR THE SIX
                                                       MONTHS ENDED                                               FOR THE PERIOD
                                                       DECEMBER 31,         FOR THE YEARS ENDED JUNE 30,          OCTOBER 1, 1996
                                                           2000          -----------------------------------        TO JUNE 30,
                                                       (UNAUDITED)        2000          1999          1998            1997(a)
                                                       ------------      -------      --------      --------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD...............      $  9.77         $ 10.05      $  10.39      $  10.29         $  10.21
                                                         -------         -------      --------      --------         --------
INVESTMENT ACTIVITIES:
  Net investment income............................         0.23            0.46          0.47          0.49             0.34
  Net realized and unrealized gains/(losses) from
    investment transactions........................         0.29           (0.27)        (0.26)         0.11             0.06
                                                         -------         -------      --------      --------         --------
  Total from investment activities.................         0.52            0.19          0.21          0.60             0.40
                                                         -------         -------      --------      --------         --------
DIVIDENDS:
  Net investment income............................        (0.23)          (0.46)        (0.48)        (0.50)           (0.32)
  Net realized gains from investment
    transactions...................................           --           (0.01)        (0.07)           --            (0.00)*
                                                         -------         -------      --------      --------         --------
  Total dividends..................................        (0.23)          (0.47)        (0.55)        (0.50)           (0.32)
                                                         -------         -------      --------      --------         --------
NET ASSET VALUE, END OF PERIOD.....................      $ 10.06         $  9.77      $  10.05      $  10.39         $  10.29
                                                         =======         =======      ========      ========         ========
TOTAL RETURN (EXCLUDES SALES CHARGE)...............         5.41%(b)        1.96%         1.94%         5.89%            3.98%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)................      $89,901         $92,664      $111,893      $118,685         $123,194
Ratio of expenses to average net assets............         0.72%(c)        0.59%         0.59%         0.58%            0.37%(c)
Ratio of net investment income to average net
  assets...........................................         4.59%(c)        4.59%         4.45%         4.65%            4.46%(c)
Ratio of expenses to average net assets(d).........         0.95%(c)        0.93%         1.00%         0.92%            0.86%(c)
Portfolio turnover.................................           23%             96%           90%           62%              98%

 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced and contractually reimbursed. If such fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
LIFESTYLE CONSERVATIVE GROWTH FUND                 DECEMBER 31, 2000 (UNAUDITED)

 MUTUAL FUNDS -- 92.2%
                                            SHARES       VALUE
                                            -------    ---------
EQUITY FUNDS - 32.5%
Governor Aggressive Growth Fund...........    2,215    $  22,394
Governor Established Growth Fund..........    4,203       48,289
Governor International Equity Fund........    1,889       19,644
                                                       ---------
                                                          90,327
                                                       ---------
FIXED INCOME FUNDS - 54.9%
Governor Intermediate Term Income Fund....    4,693       44,303
Governor Limited Duration Government
  Securities Fund.........................   11,041      107,875
                                                       ---------
                                                         152,178
                                                       ---------
 MUTUAL FUNDS, CONTINUED
                                            SHARES       VALUE
                                            -------    ---------
MONEY MARKET FUNDS - 4.8%
Governor U.S. Treasury Obligations Money
  Market Fund.............................   13,257    $  13,257
                                                       ---------
TOTAL MUTUAL FUNDS (Cost $268,126).................      255,762
                                                       ---------
TOTAL INVESTMENTS (Cost $268,126)(a) - 92.2%.......      255,762
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%.......       21,774
                                                       ---------
NET ASSETS - 100.0%................................    $ 277,536
                                                       =========

------------------

(a) Cost differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation...........................  $  1,069
    Unrealized depreciation...........................   (13,433)
                                                        --------
    Net Unrealized depreciation.......................  $(12,364)
                                                        ========

   All securities are affiliated investment companies in the Governor Funds.

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE CONSERVATIVE GROWTH FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments in affiliates, at value (cost
  $268,126)..................................           $255,762
Dividends receivable from affiliates.........                865
Receivable from investment management........             26,391
Prepaid expenses.............................              1,299
                                                        --------
    TOTAL ASSETS.............................            284,317
LIABILITIES:
Dividends payable............................  $2,267
Payable for capital shares redeemed..........   2,500
Accrued expenses.............................   2,014
                                               ------
    TOTAL LIABILITIES........................              6,781
                                                        --------
NET ASSETS:..................................           $277,536
                                                        ========
COMPOSITION OF NET ASSETS:
Capital......................................           $284,674
Accumulated net investment income............               (841)
Accumulated net realized gains...............              6,067
Unrealized depreciation from investments in
  affiliates.................................            (12,364)
                                                        --------
NET ASSETS...................................           $277,536
                                                        ========
Shares Outstanding (par value $0.0001,
  unlimited number of authorized shares).....             28,241
                                                        ========
Net Asset Value and Redemption Price per
  share......................................             $ 9.83
                                                        ========
Maximum Sales Charge.........................               4.50%
                                                          ------
Maximum Offering Price per share (Net Asset
  Value/(100%-Maximum Sales Charge)).........             $10.29
                                                        ========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliates...................            $  5,461
                                                        --------
    TOTAL INVESTMENT INCOME.................               5,461
EXPENSES:
Investment advisor..........................  $   368
Distribution................................      737
Custodian...................................    1,714
Accounting..................................   15,424
Transfer agent..............................    9,584
Other.......................................    2,034
                                              -------
    Total expenses before voluntary fee
      reductions and contractual
      reimbursements........................              29,861
    Voluntary fee reductions and contractual
      reimbursements........................             (27,429)
                                                        --------
    NET EXPENSES............................               2,432
                                                        --------
NET INVESTMENT INCOME.......................               3,029
                                                        --------
NET REALIZED/UNREALIZED GAINS/(LOSSES):
Net realized gains from investment
  transactions in affiliates................               5,225
Net realized gain dividends from underlying
  funds.....................................                 842
Change in unrealized appreciation/
  depreciation from investments.............              (9,964)
                                                        --------
Net realized/unrealized gains...............              (3,897)
                                                        --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS................................            $   (868)
                                                        ========

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE CONSERVATIVE GROWTH FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED
                                                                DECEMBER 31,         FOR THE
                                                                    2000           YEAR ENDED
                                                                (UNAUDITED)       JUNE 30, 2000
                                                                ------------      -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................      $  3,029          $  4,986
  Net realized gains/(losses) from investment transactions
    with affiliates.........................................         5,225            (1,238)
  Net realized gain dividends from underlying funds.........           842            13,295
  Change in unrealized appreciation/depreciation from
    investments.............................................        (9,964)           (3,649)
                                                                  --------          --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............          (868)           13,394
                                                                  --------          --------
DIVIDENDS:
  Net investment income.....................................        (3,870)           (4,995)
  Net realized gains from investment transactions...........       (10,881)           (1,182)
                                                                  --------          --------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............       (14,751)           (6,177)
                                                                  --------          --------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................         2,138           183,374
  Dividends reinvested......................................        13,268             4,841
  Cost of shares redeemed...................................       (33,503)          (34,299)
                                                                  --------          --------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       (18,097)          153,916
                                                                  --------          --------
CHANGE IN NET ASSETS........................................       (33,716)          161,133
NET ASSETS:
  Beginning of period.......................................       311,252           150,119
                                                                  --------          --------
  End of period.............................................      $277,536          $311,252
                                                                  ========          ========
SHARE TRANSACTIONS:
  Issued....................................................           205            18,022
  Reinvested................................................         1,319               472
  Redeemed..................................................        (3,237)           (3,323)
                                                                  --------          --------
CHANGE IN SHARES............................................        (1,713)           15,171
                                                                  ========          ========

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE CONSERVATIVE GROWTH FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE SIX
                                                                MONTHS ENDED       FOR THE         FOR THE PERIOD
                                                                DECEMBER 31,      YEAR ENDED      FEBRUARY 3, 1999
                                                                    2000           JUNE 30,         TO JUNE 30,
                                                                (UNAUDITED)          2000             1999(a)
                                                                ------------      ----------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.39           $10.15             $10.00
                                                                   ------           ------             ------
Investment Activities:
  Net investment income.....................................         0.11             0.25               0.07
  Net realized and unrealized gains from investment
    transactions............................................        (0.14)            0.24               0.15
                                                                   ------           ------             ------
  Total from investment activities..........................        (0.03)            0.49               0.22
                                                                   ------           ------             ------
DIVIDENDS:
  Net investment income.....................................        (0.14)           (0.25)             (0.07)
  Net realized gains from investment transactions...........        (0.39)           (0.00)*               --
                                                                   ------           ------             ------
  Total dividends...........................................        (0.53)           (0.25)             (0.07)
                                                                   ------           ------             ------
NET ASSET VALUE, END OF PERIOD..............................       $ 9.83           $10.39             $10.15
                                                                   ======           ======             ======
TOTAL RETURN (EXCLUDES SALES CHARGE)........................        (0.40)(b)         4.94%              2.21%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................       $  278           $  311             $  150
Ratio of expenses to average net assets.....................         1.65%(c)         1.65%              1.79%(c)
Ratio of net investment income to average net assets........         2.06%(c)         2.19%              2.57%(c)
Ratio of expenses to average net assets(d)..................        20.27%(c)        25.56%             92.41%(c)
Portfolio turnover..........................................           12%              28%                 2%

The expense ratios noted above do not include the expenses of the underlying funds.
 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced and contractually reimbursed. If such fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
LIFESTYLE MODERATE GROWTH FUND                     DECEMBER 31, 2000 (UNAUDITED)

MUTUAL FUNDS - 98.8%
                                            SHARES      VALUE
                                            ------    ----------
EQUITY FUNDS - 55.9%
Governor Aggressive Growth Fund...........  14,851    $  150,143
Governor Established Growth Fund..........  35,647       409,582
Governor International Equity Fund........  14,474       150,527
                                                      ----------
                                                         710,252
                                                      ----------
FIXED INCOME FUNDS - 40.8%
Governor Intermediate Term Income Fund....  14,712       138,884
Governor Limited Duration Government
  Securities Fund.........................  38,860       379,664
                                                      ----------
                                                         518,548
                                                      ----------

MUTUAL FUNDS, CONTINUED
                                            SHARES      VALUE
                                            ------    ----------
MONEY MARKET FUNDS - 2.1%
Governor U.S. Treasury Obligations Money
  Market Fund.............................  26,714    $   26,714
                                                      ----------
TOTAL MUTUAL FUNDS (Cost $1,361,372)..............     1,255,514
                                                      ----------
TOTAL INVESTMENTS (Cost $1,361,371)(a) - 98.8%....     1,255,514
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%......
                                                          15,625
                                                      ----------
NET ASSETS - 100.0%...............................    $1,271,139
                                                      ==========

------------------

(a) Cost differs by net unrealized depreciation of securities as follows:

    Unrealized appreciation.........................  $   4,470
    Unrealized depreciation.........................   (110,327)
                                                      ---------
    Net unrealized depreciation.....................  $(105,857)
                                                      =========

    All securities are affiliated investment companies in the Governor Funds.

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE MODERATE GROWTH FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments in affiliates, at value
  (cost $1,361,372)........................           $1,255,514
Dividends receivable from affiliates.......                2,860
Receivable from investment manager.........               20,662
Prepaid expenses...........................                1,745
                                                      ----------
    TOTAL ASSETS...........................            1,280,781
LIABILITIES:
Dividends payable..........................  $9,401
Accrued expenses...........................     241
                                             ------
    TOTAL LIABILITIES......................                9,642
                                                      ----------
NET ASSETS:................................           $1,271,139
                                                      ==========
COMPOSITION OF NET ASSETS:
Capital....................................           $1,323,033
Accumulated net investment loss............               (6,282)
Accumulated net realized gains.............               60,245
Unrealized depreciation from investments in
  affiliates...............................             (105,857)
                                                      ----------
NET ASSETS.................................           $1,271,139
                                                      ==========
Shares Outstanding (par value $0.0001,
  unlimited number of authorized shares)...              124,537
                                                      ==========
Net Asset Value and Redemption Price per
  share....................................               $10.21
                                                      ==========
Maximum Sales Charge.......................                 4.50%
                                                          ------
Maximum Offering Price per share (Net Asset
  Value/(100%-Maximum Sales Charge)).......               $10.69
                                                      ==========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliates..................            $  16,785
                                                       ---------
    TOTAL INVESTMENT INCOME................               16,785
EXPENSES:
Investment advisor.........................  $ 1,631
Administration.............................    3,262
Custodian..................................    3,918
Accounting.................................   15,424
Transfer agent.............................   10,331
Other......................................    1,708
                                             -------
    Total expenses before voluntary fee
      reductions and contractual
      reimbursements.......................               36,274
    Voluntary fee reductions and
      contractual reimbursements...........              (25,555)
                                                       ---------
    NET EXPENSES...........................               10,719
                                                       ---------
NET INVESTMENT INCOME......................                6,066
                                                       ---------
NET REALIZED/UNREALIZED GAINS/(LOSSES):
Net realized gains from investment
  transactions in affiliates...............               53,963
Net realized gain dividends from underlying
  funds....................................                6,281
Change in unrealized
  appreciation/depreciation from
  investments..............................             (102,620)
                                                       ---------
Net realized/unrealized gains..............              (42,376)
                                                       ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................            $ (36,310)
                                                       =========

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE MODERATE GROWTH FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED       FOR THE
                                                                DECEMBER 31,      YEAR ENDED
                                                                    2000           JUNE 30,
                                                                (UNAUDITED)          2000
                                                                ------------      ----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................     $    6,066       $    8,950
  Net realized gains/(losses) from investment transactions
    with affiliates.........................................         53,963           (1,520)
  Net realized gain dividends from underlying funds.........          6,281           66,033
  Change in unrealized appreciation/depreciation from
    investments.............................................       (102,620)         (11,699)
                                                                 ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............        (36,310)          61,764
                                                                 ----------       ----------
DIVIDENDS:
  Net investment income.....................................        (12,348)          (9,000)
  Net realized gains from investment transactions...........        (59,095)          (5,609)
                                                                 ----------       ----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............        (71,443)         (14,609)
                                                                 ----------       ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................        176,713        1,013,278
  Dividends reinvested......................................         64,222           11,924
  Cost of shares redeemed...................................        (75,952)        (143,490)
                                                                 ----------       ----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........        164,983          881,712
                                                                 ----------       ----------
CHANGE IN NET ASSETS........................................         57,230          928,867
NET ASSETS:
  Beginning of period.......................................      1,213,909          285,042
                                                                 ----------       ----------
  End of period.............................................     $1,271,139       $1,213,909
                                                                 ==========       ==========
SHARE TRANSACTIONS:
  Issued....................................................         15,987           94,448
  Reinvested................................................          6,098            1,097
  Redeemed..................................................         (7,021)         (13,057)
                                                                 ----------       ----------
CHANGE IN SHARES............................................         15,064           82,488
                                                                 ==========       ==========

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE MODERATE GROWTH FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE SIX
                                                                MONTHS ENDED       FOR THE         FOR THE PERIOD
                                                                DECEMBER 31,      YEAR ENDED      FEBRUARY 4, 1999
                                                                    2000           JUNE 30,         TO JUNE 30,
                                                                (UNAUDITED)          2000             1999(a)
                                                                ------------      ----------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $11.09           $10.56             $10.00
                                                                   ------           ------             ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.05             0.18               0.04
  Net realized and unrealized gains from investment
    transactions............................................        (0.34)            0.54               0.56
                                                                   ------           ------             ------
  Total from investment activities..........................        (0.29)            0.72               0.60
                                                                   ------           ------             ------
DIVIDENDS:
  Net investment income.....................................        (0.10)           (0.18)             (0.04)
  Net realized gains from investment transactions...........        (0.49)           (0.01)                --
                                                                   ------           ------             ------
  Total dividends...........................................        (0.59)           (0.19)             (0.04)
                                                                   ------           ------             ------
NET ASSET VALUE, END OF PERIOD..............................       $10.21           $11.09             $10.56
                                                                   ======           ======             ======
TOTAL RETURN (EXCLUDES SALES CHARGE)........................        (2.67%)(b)        6.81%              6.02%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................       $1,271           $1,214             $  285
Ratio of expenses to average net assets.....................         1.64%(c)         1.64%              1.76%(c)
Ratio of net investment income to average net assets........         0.93%(c)         1.09%              1.17%(c)
Ratio of expenses to average net assets(d)..................         5.56%(c)         7.85%             36.79%(c)
Portfolio turnover..........................................            9%              32%                 6%

The expense ratios noted above do not include the expenses of the underlying funds.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced and contractually reimbursed. If such fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
LIFESTYLE GROWTH FUND                              DECEMBER 31, 2000 (UNAUDITED)

 MUTUAL FUNDS - 99.0%
                                            SHARES       VALUE
                                            -------    ----------
EQUITY FUNDS - 74.9%
Governor Aggressive Growth Fund...........   26,018    $  263,038
Governor Established Growth Fund..........   48,957       562,517
Governor International Equity Fund........   25,457       264,750
                                                       ----------
                                                        1,090,305
                                                       ----------
FIXED INCOME FUNDS - 23.0%
Governor Intermediate Term Income Fund....   10,291        97,146
Governor Limited Duration Government
  Securities Fund.........................   24,256       236,978
                                                       ----------
                                                          334,124
                                                       ----------
 MUTUAL FUNDS, CONTINUED
                                            SHARES       VALUE
                                            -------    ----------
MONEY MARKET FUNDS - 1.1%
Governor U.S. Treasury Obligations Money
  Market Fund.............................   15,603    $   15,603
                                                       ----------
TOTAL MUTUAL FUNDS (Cost $1,584,833)...............     1,440,032
                                                       ----------
TOTAL INVESTMENTS (Cost $1,584,832)(a) - 99.0%.....     1,440,032
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%.......        14,379
                                                       ----------
NET ASSETS - 100.0%................................    $1,454,411
                                                       ==========

------------------

(a) Cost differs by net unrealized depreciation of securities as follows:

    Unrealized appreciation..........................  $   4,089
    Unrealized depreciation..........................   (148,889)
                                                       ---------
    Net unrealized depreciation......................  $(144,800)
                                                       =========

   All securities are affiliated investment companies in the Governor Funds.

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE GROWTH FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments in affiliates, at value (cost
  $1,584,832)..............................           $1,440,032
Dividends receivable from affiliates.......                1,837
Receivable from investment advisor.........               19,855
Prepaid expenses...........................                4,078
                                                      ----------
    TOTAL ASSETS...........................            1,465,802
LIABILITIES:
Dividends payable..........................  $9,769
Accrued expenses...........................   1,622
                                             ------
    TOTAL LIABILITIES......................               11,391
                                                      ----------
NET ASSETS:................................           $1,454,411
                                                      ==========
COMPOSITION OF NET ASSETS:
Capital....................................           $1,518,787
Accumulated net investment income..........              (11,195)
Accumulated net realized gains.............               91,619
Unrealized depreciation from investments in
  affiliates...............................             (144,800)
                                                      ----------
NET ASSETS.................................           $1,454,411
                                                      ==========
Shares Outstanding (par value $0.0001,
  unlimited number of authorized shares)...              137,571
                                                      ==========
Net Asset Value and Redemption Price per
  share....................................               $10.57
                                                      ==========
Maximum Sales Charge.......................                 4.50%
                                                          ------
Maximum Offering Price per share (Net Asset
  Value/(100%-Maximum Sales Charge)).......               $11.07
                                                      ==========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliates..................            $  10,809
                                                       ---------
    TOTAL INVESTMENT INCOME................               10,809
EXPENSES:
Investment advisor.........................  $ 1,876
Distribution...............................    3,752
Custodian..................................    3,846
Accounting.................................   15,424
Audit......................................      899
Transfer agent.............................   11,061
Other......................................      860
                                             -------
    Total expenses before voluntary fee
      reductions and contractual
      reimbursements.......................               37,718
    Voluntary fee reductions and
      contractual reimbursements...........              (25,483)
                                                       ---------
    NET EXPENSES...........................               12,235
                                                       ---------
NET INVESTMENT INCOME......................               (1,426)
                                                       ---------
NET REALIZED/UNREALIZED GAINS/(LOSSES):
Net realized gains from investment
  transactions in affiliates...............               80,373
Net realized gain dividends from underlying
  funds....................................               11,246
Change in unrealized
  appreciation/depreciation from
  investments..............................             (163,914)
                                                       ---------
Net realized/unrealized gains..............              (72,295)
                                                       ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................            $ (73,721)
                                                       =========

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE GROWTH FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED     FOR THE
                                                              DECEMBER 31,    YEAR ENDED
                                                                  2000         JUNE 30,
                                                              (UNAUDITED)        2000
                                                              ------------    ----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................   $   (1,426)    $    1,702
  Net realized gains from investment transactions with
    affiliates..............................................       80,373          6,457
  Net realized gain dividends from underlying funds.........       11,246         45,256
  Change in unrealized appreciation/depreciation from
    investments.............................................     (163,914)         8,435
                                                               ----------     ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      (73,721)        61,850
                                                               ----------     ----------
DIVIDENDS:
  Net investment income.....................................       (9,769)        (1,702)
  In excess of net investment income........................           --         (1,478)
  Net realized gains from investment transactions...........      (46,021)        (4,214)
                                                               ----------     ----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............      (55,790)        (7,394)
                                                               ----------     ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      318,589      1,151,088
  Dividends reinvested......................................       45,754          7,249
  Cost of shares redeemed...................................     (132,663)       (78,363)
                                                               ----------     ----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........      231,680      1,079,974
                                                               ----------     ----------
CHANGE IN NET ASSETS........................................      102,169      1,134,430

NET ASSETS:
  Beginning of period.......................................    1,352,242        217,812
                                                               ----------     ----------
  End of period.............................................   $1,454,411     $1,352,242
                                                               ==========     ==========
SHARE TRANSACTIONS:
  Issued....................................................       27,678        103,808
  Reinvested................................................        4,179            641
  Redeemed..................................................      (12,025)        (6,925)
                                                               ----------     ----------
CHANGE IN SHARES............................................       19,832         97,524
                                                               ==========     ==========

                       See notes to financial statements.

GOVERNOR FUNDS
LIFESTYLE GROWTH FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE SIX
                                                                MONTHS ENDED       FOR THE         FOR THE PERIOD
                                                                DECEMBER 31,      YEAR ENDED      FEBRUARY 18, 1999
                                                                    2000           JUNE 30,          TO JUNE 30,
                                                                (UNAUDITED)          2000              1999(a)
                                                                ------------      ----------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $11.49           $10.77             $10.00
                                                                   ------           ------             ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................        (0.49)            0.11               0.02
  Net realized and unrealized gains from investment
    transactions............................................        (0.02)            0.75               0.77
                                                                   ------           ------             ------
  Total from investment activities..........................        (0.51)            0.86               0.79
                                                                   ------           ------             ------
DIVIDENDS:
  Net investment income.....................................        (0.07)           (0.11)             (0.02)
  In excess of net investment income........................           --            (0.03)                --
  Net realized gains from investment transactions...........        (0.34)           (0.00)*               --
                                                                   ------           ------             ------
  Total dividends...........................................        (0.41)           (0.14)             (0.02)
                                                                   ------           ------             ------
NET ASSET VALUE, END OF PERIOD..............................       $10.57           $11.49             $10.77
                                                                   ======           ======             ======
TOTAL RETURN (EXCLUDES SALES CHARGE)........................        (4.55%)(b)        8.00%              7.87%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................       $1,454           $1,352             $  218
Ratio of expenses to average net assets.....................         1.63%(c)         1.64%              1.81%(c)
Ratio of net investment income to average net assets........        (0.19%)(c)        0.26%              0.07%(c)
Ratio of expenses to average net assets(d)..................         5.02%(c)         9.53%             51.10%(c)
Portfolio turnover..........................................           12%              28%                 0%

The expense ratios noted above do not include the expenses of the underlying funds.
 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced and contractually reimbursed. If such fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. TREASURY OBLIGATIONS MONEY MARKET FUND        DECEMBER 31, 2000 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - 57.9%
                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------    -----------
U.S. Treasury Bills, 5.75%,
  3/29/01............................  $ 7,000,000    $ 6,904,252
U.S. Treasury Note, 6.38%, 3/31/01...    2,000,000      2,000,484
                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $8,904,736).....................................      8,904,736
                                                      -----------
 REPURCHASE AGREEMENTS - 41.9%
Lehman Brothers, 5.50%, due 1/2/01,
  with a maturity value of $1,668,734
  (collateralized by $1,555,000 U.S.
  Treasury Obligation, 7.25%,
  8/15/04, with a market value of
  $1,702,108)........................    1,666,000      1,666,000
Merrill Lynch Securities, Inc.,
  5.90%, due 1/2/01, with a maturity
  value of $3,779,438 (collateralized
  by $3,495,000 U.S. Treasury
  Obligation, 7.88%, 11/15/04, with a
  market value of $3,855,026)........    3,777,000      3,777,000
PaineWebber, 6.38%, due 1/2/01, with
  a maturity value of $1,000,658
  (collateralized by $16,803,228
  various Government National
  Mortgage Association, 7.50 - 9.50%,
  10/15/20 - 4/15/21, with a market
  value of $1,020,672)...............    1,000,000      1,000,000
                                                      -----------
TOTAL REPURCHASE AGREEMENTS (Cost $6,443,000).....
                                                        6,443,000
                                                      -----------

INVESTMENT COMPANIES - 0.5%
                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------    -----------
Federated Treasury Fund..............       77,396    $    77,396
                                                      -----------
TOTAL INVESTMENT COMPANIES (Cost $77,396).........         77,396
                                                      -----------
TOTAL INVESTMENTS (Cost $15,425,132)(a) -
  100.3%..........................................     15,425,132
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%....
                                                          (50,242)
                                                      -----------
NET ASSETS - 100.0%...............................    $15,374,890
                                                      ===========

------------------

(a) Cost for federal income tax and financial reporting purposes is the same.

                       See notes to financial statements.

GOVERNOR FUNDS
U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at amortized cost
  $8,982,132............................            $ 8,982,132
Repurchase agreements...................              6,443,000
                                                    -----------
    Total Investments...................             15,425,132
Cash....................................                    114
Interest receivable.....................                 38,053
Deferred organization costs.............                  2,585
Prepaid expenses........................                    870
                                                    -----------
    TOTAL ASSETS........................             15,466,754
LIABILITIES:
Dividends payable.......................  $75,305
Accrued expenses and other liabilities:
  Investment advisor....................    1,028
  Administration........................      390
  Administrative services...............      279
  Other.................................   14,862
                                          -------
    TOTAL LIABILITIES...................                 91,864
                                                    -----------
NET ASSETS..............................            $15,374,890
                                                    ===========
COMPOSITION OF NET ASSETS:
Capital.................................            $15,375,509
Accumulated net realized losses from
  investment transactions...............                   (619)
                                                    -----------
NET ASSETS..............................            $15,374,890
                                                    ===========
Shares Outstanding (par value $0.0001,
  unlimited number of authorized
  shares)...............................             15,377,399
                                                    ===========
Net Asset Value, Offering Price and
  Redemption Price per share............                  $1.00
                                                    ===========

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest...................................            $524,390
Dividend...................................               4,354
                                                       --------
    TOTAL INVESTMENT INCOME................             528,744
EXPENSES:
Investment advisor.........................  $33,695
Administration.............................   12,636
Administrative services....................      847
Accounting.................................   15,712
Custodian..................................    9,894
Transfer agent.............................   11,216
Other......................................    5,481
                                             -------
    Total expenses before voluntary fee
      reductions...........................              89,481
    Voluntary fee reductions...............             (13,349)
                                                       --------
  NET EXPENSES.............................              76,132
                                                       --------
NET INVESTMENT INCOME......................             452,612
                                                       --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................            $452,612
                                                       ========

                       See notes to financial statements.

GOVERNOR FUNDS
U.S. TREASURY OBLIGATIONS MONEY MARKET FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                                DECEMBER 31,        YEAR ENDED
                                                                    2000             JUNE 30,
                                                                (UNAUDITED)            2000
                                                                ------------       ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $    452,612       $    979,762
                                                                ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............         452,612            979,762
                                                                ------------       ------------
DIVIDENDS:
  Net investment income.....................................        (454,502)          (979,762)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............        (454,502)          (979,762)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      29,459,167         41,901,318
  Dividends reinvested......................................         114,017            106,294
  Cost of shares redeemed...................................     (32,115,796)       (43,663,163)
                                                                ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........      (2,542,612)        (1,655,551)
                                                                ------------       ------------
CHANGE IN NET ASSETS........................................      (2,544,502)        (1,655,551)

NET ASSETS:
  Beginning of period.......................................      17,919,392         19,574,943
                                                                ------------       ------------
  End of period.............................................    $ 15,374,890       $ 17,919,392
                                                                ============       ============
SHARE TRANSACTIONS:
  Issued....................................................      29,459,167         41,901,318
  Reinvested................................................         114,017            106,294
  Redeemed..................................................     (32,115,796)       (43,663,163)
                                                                ------------       ------------
CHANGE IN SHARES............................................      (2,542,612)        (1,655,551)
                                                                ============       ============

                       See notes to financial statements.

GOVERNOR FUNDS
U.S. TREASURY OBLIGATIONS MONEY MARKET FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE YEARS       FOR THE PERIOD
                                                              DECEMBER 31,      ENDED JUNE 30,       JULY 1, 1997
                                                                  2000        ------------------     TO JUNE 30,
                                                              (UNAUDITED)      2000       1999         1998(a)
                                                              ------------    -------    -------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  1.00       $  1.00    $  1.00       $  1.00
                                                                -------       -------    -------       -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................       0.03          0.05       0.04          0.05
  Net realized gains/(losses) from investment
    transactions............................................         --            --      (0.00)*       (0.00)*
                                                                -------       -------    -------       -------
  Total from investment activities..........................       0.03          0.05       0.04          0.05
                                                                -------       -------    -------       -------
DIVIDENDS:
  Net investment income.....................................      (0.03)        (0.05)     (0.04)        (0.05)
                                                                -------       -------    -------       -------
  Total dividends...........................................      (0.03)        (0.05)     (0.04)        (0.05)
                                                                -------       -------    -------       -------
NET ASSET VALUE, END OF PERIOD..............................    $  1.00       $  1.00    $  1.00       $  1.00
                                                                =======       =======    =======       =======
TOTAL RETURN................................................       2.75%(b)      4.76%      4.28%         4.78%
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................    $15,375       $17,919    $19,575       $23,520
Ratio of expenses to average net assets.....................       0.90%(c)      0.69%      0.72%         0.71%
Ratio of net investment income to average net assets........       5.37%(c)      4.68%      4.20%         4.64%
Ratio of expenses to average net assets(d)..................       1.06%(c)      0.95%      1.05%         1.07%

 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
PRIME MONEY MARKET FUND                            DECEMBER 31, 2000 (UNAUDITED)

 COMMERCIAL PAPER - 50.6%
                                                SHARES
                                                    OR
                               MATURITY      PRINCIPAL      AMORTIZED
                       RATE       DATE          AMOUNT           COST
                       ----    -------     -----------    -----------
AUTOMOTIVE - 5.0%
Daimler Chrysler.....  6.55%   1/25/01     $ 9,000,000    $ 8,960,700
                                                          -----------
BANKS - 9.8%
Ciesco...............  6.55     1/5/01       6,000,000      5,995,633
Ciesco...............  6.55     1/9/01       3,000,000      2,995,633
Toronto Dom
  Holding............  6.42    2/12/01       9,000,000      8,932,643
                                                          -----------
                                                           17,923,909
                                                          -----------
FINANCIAL SERVICES - 28.0%
Apreco Inc. .........  6.49    1/31/01       9,000,000      8,951,325
Ford Motor Credit
  Co. ...............  6.53    1/16/01       9,000,000      8,975,513
General Electric
  Capital Corp. .....  6.67     1/9/01      14,000,000     13,979,249
General Motors
  Acceptance
  Corp. .............  6.55    1/17/01       9,000,000      8,973,800
Natural Rural Co. ...  6.82    1/18/01      10,000,000      9,967,794
                                                          -----------
                                                           50,847,681
                                                          -----------
INSURANCE - 2.8%
AIG Funding Inc. ....  6.49    1/22/01       5,000,000      4,981,071
                                                          -----------
TELECOMMUNICATIONS - 5.0%
Verizon Net
  Funding............  6.55    1/29/01       9,000,000      8,954,150
                                                          -----------
TOTAL COMMERCIAL PAPER (Amortized Cost $91,667,511)...
                                                           91,667,511
                                                          -----------

 INVESTMENT COMPANIES - 0.4%
                                        SHARES
                                            OR
                                     PRINCIPAL       AMORTIZED
                                        AMOUNT            COST
                                   -----------    ------------
Federated Treasury Fund..........      717,344         717,344
                                                  ------------
TOTAL INVESTMENT COMPANIES (Amortized Cost
  $717,344)...................................         717,344
                                                  ------------

 REPURCHASE AGREEMENTS - 49.5%

Lehman Brothers, 6.33%, due
  1/2/01, with a maturity value of
  $40,432,779 (collateralized by
  $270,985,895 various U.S.
  Government Obligations, 0.00% -
  7.50%, 12/15/17 - 2/15/30, with
  a total market value of
  $41,241,435)....................  40,432,000      40,432,000
Merrill Lynch Securities, Inc.,
  5.95%, due 1/2/01, with a
  maturity value of $9,002,610
  (collateralized by $7,340,000
  various U.S. Government
  Obligations, 5.63 - 9.25%,
  3/17/03 - 2/15/16, with a total
  market value of $9,182,662).....   9,000,000       9,000,000
PaineWebber, 6.38%, due 1/2/01,
  with a maturity value of
  40,000,105 (collateralized by
  $481,812,215 various U.S.
  Government Obligations, 5.50 -
  4.00%, 5/15/01 - 1/15/33, with a
  total market value of
  40,800,107).....................  40,000,000      40,000,000
                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost $89,432,000)................      89,432,000
                                                  ------------
TOTAL INVESTMENTS
  (Amortized Cost $181,816,855)(a) - 100.5%...     181,816,855
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (0.5)%......................................        (963,674)
                                                  ------------
NET ASSETS - 100.0%...........................    $180,853,181
                                                  ============

------------------

(a) Cost for federal income tax and financial reporting purposes is the same.

                       See notes to financial statements.

GOVERNOR FUNDS
PRIME MONEY MARKET FUND

 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at amortized cost
  $92,384,855..........................             $ 92,384,855
Repurchase agreements..................               89,432,000
                                                    ------------
    Total Investments..................              181,816,855
Cash...................................                      837
Interest receivable....................                   50,684
Deferred organization costs............                    3,856
Prepaid expenses.......................                   14,282
                                                    ------------
    TOTAL ASSETS.......................              181,886,514
LIABILITIES:
Dividends payable......................  $936,355
Accrued expenses and other liabilities:
  Investment advisor...................    11,710
  Administration.......................     4,399
  Administrative services..............    20,425
  Other................................    60,444
                                         --------
    TOTAL LIABILITIES..................                1,033,333
                                                    ------------
NET ASSETS:............................             $180,853,181
                                                    ============
COMPOSITION OF NET ASSETS:
Capital................................             $180,845,946
Accumulated net investment income......                    7,235
                                                    ------------
NET ASSETS.............................             $180,853,181
                                                    ============
CLASS A (INVESTOR) SHARES
  Net Assets...........................             $180,853,181
  Shares Outstanding (par value $.0001,
    unlimited number of authorized
    shares)............................              180,848,935
                                                    ============
  Net Asset Value, Offering Price and
    Redemption Price per share.........                    $1.00
                                                    ============

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest................................             $8,205,132
                                                     ----------
    TOTAL INVESTMENT INCOME.............              8,205,132
EXPENSES:
Investment advisor......................  $493,794
Administration..........................   185,173
Administrative services:
  Class A (Investor) Shares.............    80,428
  Class S Shares (a)....................     2,933
Custodian...............................    28,220
Other...................................   137,301
                                          --------
    Total expenses before contractual
      fee reductions....................                927,849
    Contractual fee reductions..........               (215,576)
                                                     ----------
    NET EXPENSES........................                712,273
                                                     ----------
NET INVESTMENT INCOME...................              7,492,859
                                                     ----------
Net realized losses from investment
  transactions..........................                   (575)
                                                     ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $7,492,284
                                                     ==========

---------------

(a) Class S Shares discontinued operations on November 30, 2000.

                       See notes to financial statements.

GOVERNOR FUNDS
PRIME MONEY MARKET FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                              MONTHS ENDED      FOR THE
                                                              DECEMBER 31,     YEAR ENDED
                                                                  2000          JUNE 30,
                                                               (UNAUDITED)        2000
                                                              -------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................  $  7,492,859    $ 15,906,773
  Net realized gains/(losses) from investment
    transactions............................................          (575)          8,750
                                                              -------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     7,492,284      15,915,523
                                                              -------------   ------------
DIVIDENDS:
  Net investment income:
    Class A (Investor) Shares...............................    (7,496,390)    (15,763,392)
    Class S Shares(a).......................................            --        (143,381)
                                                              -------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............    (7,496,390)    (15,906,773)
                                                              -------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........  (104,632,394)     23,234,724
                                                              -------------   ------------
CHANGE IN NET ASSETS........................................  (104,636,500)     23,243,474

NET ASSETS:
  Beginning of period.......................................   285,489,681     262,246,207
                                                              -------------   ------------
  End of period.............................................  $180,853,181    $285,489,681
                                                              =============   ============

(a) Class S Shares discontinued operations on November 30, 2000.

                       See notes to financial statements.

GOVERNOR FUNDS
PRIME MONEY MARKET FUND
 FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                      FOR THE SIX
                                                      MONTHS ENDED                                                FOR THE PERIOD
                                                      DECEMBER 31,          FOR THE YEARS ENDED JUNE 30,          OCTOBER 7, 1996
                                                          2000          ------------------------------------        TO JUNE 30,
                                                      (UNAUDITED)         2000          1999          1998            1997(a)
                                                      ------------      --------      --------      --------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $   1.00        $   1.00      $   1.00      $   1.00          $  1.00
                                                        --------        --------      --------      --------          -------
INVESTMENT ACTIVITIES:
  Net investment income...........................          0.03            0.05          0.05          0.05             0.04
  Net realized gains/(losses) from investment
    transactions..................................          0.00*           0.00*        (0.00)*        0.00*            0.00*
                                                        --------        --------      --------      --------          -------
  Total from investment activities................          0.03            0.05          0.05          0.05             0.04
                                                        --------        --------      --------      --------          -------
DIVIDENDS:
  Net investment income...........................         (0.03)          (0.05)        (0.05)        (0.05)           (0.04)
                                                        --------        --------      --------      --------          -------
  Total dividends.................................         (0.03)          (0.05)        (0.05)        (0.05)           (0.04)
                                                        --------        --------      --------      --------          -------
NET ASSET VALUE, END OF PERIOD....................      $   1.00        $   1.00      $   1.00      $   1.00          $  1.00
                                                        ========        ========      ========      ========          =======
TOTAL RETURN......................................          3.09%(b)        5.46%         4.80%         5.19%            3.73%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)...............      $180,853        $282,014      $261,561      $217,861          $95,850
Ratio of expenses to average net assets...........          0.58%(c)        0.47%         0.49%         0.48%            0.36%(c)
Ratio of net investment income to average net
  assets..........................................          6.07%(c)        5.34%         4.68%         5.14%            5.02%(c)
Ratio of expenses to average net assets(d)........          0.75%(c)        0.70%         0.80%         0.76%            0.70%(c)

 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

1.  ORGANIZATION:

        The Established Growth Fund, Aggressive Growth Fund, International Equity Fund, Intermediate Term Income Fund, Limited Duration Government Securities Fund, Pennsylvania Municipal Bond Fund, Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund, Lifestyle Growth Fund, U.S. Treasury Obligations Money Market Fund, and the Prime Money Market Fund (individually, a "Fund," collectively the "Funds") are separate series of Governor Funds (the "Trust"), a Delaware business trust organized on September 3, 1998, as a successor to the KeyPremier Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company.

        The Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund, and the Lifestyle Growth Fund (collectively the "Lifestyle Funds") invest in the following Governor Funds: Established Growth Fund, Aggressive Growth Fund, International Equity Fund, Intermediate Term Income Fund, Limited Duration Government Securities Fund, Prime Money Market Fund, and the U.S. Treasury Obligations Fund (collectively the "Underlying Funds").

        The Prime Money Market Fund offers two classes of shares, Class A (Investor) Shares and Class S Shares. Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under the administrative services agreement, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class S Shares discontinued operations on November 30, 2000.

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Trustees.

        Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

        Investments of the U.S. Treasury Obligations Money Market Fund and the Prime Money Market Fund are valued at amortized cost, which approximates market value.

        Investments in money market funds or investment companies are quoted at net asset value.

    SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on trade date. Securities gains and losses are calculated on the identified cost basis. Dividends of realized gains from other investment companies are recorded as realized gains. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

       In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Intermediate Term Income Fund and the Limited Duration Government Securities Fund currently do not amortize premiums on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect
                                   Continued

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

    adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation (depreciation) on securities and therefore will not impact total net assets. At this time, the Funds have not completed their analysis of the impact of this accounting change.

    FOREIGN CURRENCY TRANSLATION:

        The International Equity Fund translates foreign currencies into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    FORWARD FOREIGN CURRENCY CONTRACTS:

        The International Equity Fund entered into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The International Equity Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settle date.

    FUTURES CONTRACTS:

        The Established Growth Fund, Aggressive Growth Fund, International Equity Fund, Intermediate Term Income Fund and Pennsylvania Municipal Bond Fund may invest in financial futures contracts for hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a pledge is required to the broker in cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the anticipated benefits of the financial futures contracts may not be achieved, in which case, a loss will be realized. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

        Futures contracts may also be entered into for non-hedging purposes. A "sale" of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

    OPTIONS:

        The Established Growth Fund, Aggressive Growth Fund, International Equity Fund, Intermediate Term Income Fund and Pennsylvania Municipal Bond Fund may purchase and write (sell) put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for purposes of earning additional income (i.e. speculation).

        The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

        In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements. No Funds engaged in written option contracts during the six months ended December 31, 2000.

                                   Continued

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

    REPURCHASE AGREEMENTS:

        The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, either physically or in book entry form.

    EXPENSE ALLOCATION:

        Expenses directly attributable to a Fund are charged to that Fund; expenses not directly attributable to a Fund are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

    ORGANIZATION COSTS:

        Costs incurred in connection with the organization and initial registration of the Trust, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations.

        On June 30, 1998 the Trust adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods.

        Accordingly, costs incurred in connection with the organization of the International Equity Fund, Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund and Lifestyle Growth Fund were expensed as incurred during the 1999 fiscal year.

    DIVIDENDS TO SHAREHOLDERS:

        The Prime Money Market Fund and U.S. Treasury Obligations Money Market Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly for the Intermediate Term Income Fund, Limited Duration Government Securities Fund and Pennsylvania Municipal Bond Fund. Dividends from net investment income are declared and distributed quarterly for the Established Growth Fund, Aggressive Growth Fund, Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund, and Lifestyle Growth Fund and annually for the International Equity Fund. The Funds' net realized gains, if any, are distributed to shareholders at least annually.

        Additional dividends are also paid to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

    FEDERAL INCOME TAXES:

        Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT ADVISOR:

       Martindale Andres & Company, LLC (the "Advisor"), a wholly-owned subsidiary of M & T Corporation (formerly wholly-owned by Keystone Financial, Inc.), acts as Investment Advisor to the Funds. Brinson Partners, Inc. (the "Sub-Advisor") serves

                                   Continued

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

    as Sub-Advisor for the International Equity Fund. For its services, the Advisor, is entitled to receive a fee, computed daily and paid monthly, based on the average daily net assets of the fund, at the following annual percentage rates:

                                  NAME                                FEE RATE
                                  ----                                --------
      Established Growth Fund.....................................      0.75%
      Aggressive Growth Fund......................................      1.00
      International Equity Fund...................................      1.25
      Intermediate Term Income Fund...............................      0.60
      Limited Duration Government Securities Fund.................      0.60
      Pennsylvania Municipal Bond Fund............................      0.60
      Lifestyle Conservative Growth Fund..........................      0.25
      Lifestyle Moderate Growth Fund..............................      0.25
      Lifestyle Growth Fund.......................................      0.25
      U.S. Treasury Obligations Money Market Fund.................      0.40
      Prime Money Market Fund.....................................      0.40

    ADMINISTRATION:

        BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), who serves the Trust as Co-Administrator, is a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Martindale Andres & Company, LLC, serves as the other Co-Administrator. Under terms of the administration agreement, BISYS Ohio and the Advisor are entitled to receive from the Funds, except the Lifestyle Funds, a fee computed daily and paid monthly, based on the average daily net assets of the fund at an annual rate of 0.15%. There are administration fees charge to the Lifestyle Funds.

    DISTRIBUTION PLAN:

        BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of the BISYS Group, Inc., serves as the Funds' distribution agent (the "Distributor"). The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act (the "12b-1 Plan") pursuant to which the Lifestyle Funds are authorized to reimburse the Distributor, for amounts representing actual expenses incurred by the Distributor for marketing costs and services rendered in distributing the Lifestyle Funds' shares. Under the 12b-1 Plan, each Lifestyle Fund may reimburse the Distributor at an annual rate of up to 0.50% of the average daily net assets of each Lifestyle Fund.

        For the six months ended December 31, 2000, BISYS received $18,034 from commissions earned on sales of shares of the Lifestyle Funds, of which $8 was reallowed to broker-dealers affiliated with Keystone Financial, Inc.

        The Trust has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Advisor, Sub-Advisor, M & T Bank and its banking affiliates, Entities and BISYS, for providing various support services to its shareholders. The compensation, which is paid monthly, under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net asset value of each of the Funds.

    FUND ACCOUNTING, TRANSFER AGENCY, AND CUSTODIAN:

        BISYS Fund Services, Inc. provides fund accounting and transfer agency services for the Funds. In addition, The Bank of New York serves as custodian for the Funds. For these services to the Funds, BISYS Fund Services, Inc. and Bank of New York received an annual fee accrued daily and paid monthly.

                                   Continued

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

    FEE REDUCTIONS AND REIMBURSEMENTS:

        The Advisor and the Co-Administrator have agreed to waive a portion of their fees, and to the extent necessary, reimburse the Funds for certain expenses. For the six months ended December 31, 2000, expenses of the Funds were reduced by the amounts detailed below:

                                                                           CONTRACTUAL FEE REDUCTIONS          VOLUNTARY FEE
                                                                    INVESTMENT                                  REDUCTIONS
                                                                     ADVISOR     ADMINISTRATION   REIMBURSED   DISTRIBUTION
                                                                    ----------   --------------   ----------   -------------
      Established Growth Fund.....................................   $140,489       $32,781        $    --        $   --
      Aggressive Growth Fund......................................    147,388        17,195             --            --
      International Equity Fund...................................    123,729         5,095             --            --
      Intermediate Term Income Fund...............................    246,705        28,782             --            --
      Limited Duration Government Securities Fund.................     73,215         8,542             --            --
      Pennsylvania Municipal Bond Fund............................     93,684        10,930             --            --
      Lifestyle Conservative Growth Fund..........................        368            --         26,324           737
      Lifestyle Moderate Growth Fund..............................      1,631            --         20,662         3,262
      Lifestyle Growth Fund.......................................      1,876            --         19,855         3,752
      U.S. Treasury Obligations Money Market Fund.................     11,361         1,988             --            --
      Prime Money Market Fund.....................................    183,469        32,107             --            --

4.  PURCHASES AND SALES OF SECURITIES:

        Purchases of and proceeds from sales, excluding short-term securities, for the Funds for the six months ended December 31, 2000 totaled:

                                                                       PURCHASES           SALES
                                                                      ------------      ------------
      Established Growth Fund.....................................    $ 44,160,393      $ 67,554,242
      Aggressive Growth Fund......................................      21,590,581        31,968,359
      International Equity Fund...................................      10,198,696        11,456,777
      Intermediate Term Income Fund...............................      87,849,232       116,287,752
      Limited Duration Government Securities Fund.................      15,193,906         5,324,230
      Pennsylvania Municipal Bond Fund............................      20,156,949        22,857,382
      Lifestyle Conservative Growth Fund..........................          31,270            70,691
      Lifestyle Moderate Growth Fund..............................         254,338           110,250
      Lifestyle Growth Fund.......................................         431,668           170,739

                                   Continued

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

5.  CAPITAL SHARE TRANSACTIONS:

        Transactions in capital and shares of beneficial interest by class for the Prime Money Market Fund were as follows:

                                                                            PRIME MONEY MARKET FUND
                                                                      -----------------------------------
                                                                        FOR THE SIX
                                                                        MONTHS ENDED        FOR THE YEAR
                                                                        DECEMBER 31,            ENDED
                                                                            2000            JUNE 30, 2000
                                                                      ----------------      -------------
      CAPITAL TRANSACTIONS:
      INVESTOR SHARES:
          Proceeds from shares issued.............................     $ 492,476,569        $ 981,122,385
          Dividends reinvested....................................         2,122,010            1,779,251
          Cost of shares redeemed.................................      (595,754,919)        (962,457,888)
                                                                       -------------        -------------
      Investor Shares capital transactions........................      (101,156,340)          20,443,748
                                                                       -------------        -------------
      S SHARES:
          Proceeds from shares issued.............................         4,485,728           13,280,176
          Dividends reinvested....................................            10,569                   --
          Cost of shares redeemed.................................        (7,972,351)         (10,489,200)
                                                                       -------------        -------------
      S Shares capital transactions...............................        (3,476,054)           2,790,976
                                                                       -------------        -------------
      CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..............     $(104,632,394)       $  23,234,724
                                                                       =============        =============
      SHARE TRANSACTIONS:
      INVESTOR SHARES:
          Issued..................................................       492,476,569          981,122,385
          Reinvested..............................................         2,122,010            1,779,251
          Redeemed................................................      (595,754,920)        (962,457,888)
                                                                       -------------        -------------
      Change in Investor Shares...................................      (101,156,341)          20,443,748
                                                                       -------------        -------------
      S SHARES:
          Issued..................................................         4,485,728           13,280,176
          Reinvested..............................................            10,569                   --
          Redeemed................................................        (7,972,351)         (10,489,200)
                                                                       -------------        -------------
      Change in S Shares..........................................        (3,476,054)           2,790,976
                                                                       -------------        -------------
      CHANGE IN SHARES FROM CAPITAL TRANSACTIONS..................      (104,632,395)          23,234,724
                                                                       =============        =============

6.  CONCENTRATION OF CREDIT RISK:

        The Pennsylvania Municipal Bond Fund invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations issued by the state of Pennsylvania and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of Pennsylvania.

                                   Continued

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

        The Pennsylvania Municipal Bond Fund had the following concentrations by sector at December 31, 2000 (as a percentage of total investments):

      Airport.....................................................      5.57%
      Development.................................................      5.77
      Facilities..................................................      4.48
      General Obligations.........................................     21.55
      Higher Education............................................     25.42
      Medical.....................................................      3.06
      Pollution Control...........................................      3.07
      Single Family Housing.......................................      8.79
      Transportation..............................................      4.71
      Utilities...................................................     14.83
      Other.......................................................      2.75
                                                                      ------
      Total.......................................................    100.00%
                                                                      ======

7.  VOTING RESULTS OF SPECIAL SHAREHOLDER MEETINGS (UNAUDITED):

        Special meetings of the shareholders of the Governor Funds were held on December 13, 2000 and December 15, 2000 to consider three separate shareholder proposals related to reorganization of the Funds. In the proposed reorganization, the shareholders of a Governor Fund would receive shares of a comparable Vision Fund. This reorganization is being proposed in connection with the recent merger of Keystone Financial, Inc. ("Keystone") into M & T Corporation, the corporate parent of M & T Bank, which took place on October 6, 2000. Prior to the merger of Keystone and M & T Corporation, Keystone was the corporate parent of Martindale Andres & Company, LLC ("Martindale"), the investment advisor to each Governor Fund. At the meetings shareholders voted on the following proposals:

    PROPOSAL 1

        To approve the Agreement and Plan of Reorganization between the Governor Funds and the Vision Group of Funds.

                                                                     NUMBER OF      NUMBER OF        NUMBER OF       ELECTION
      FUND                                                           VOTES FOR    VOTES AGAINST   VOTES ABSTAINING   RESULTS
      ----                                                          -----------   -------------   ----------------   --------
      Aggressive Growth Fund......................................   11,122,490        7,692           11,919         Passed
      Established Growth Fund.....................................   17,850,982       15,543           38,498         Passed
      Intermediate Term Income Fund...............................   25,291,130        6,739           27,315         Passed
      International Equity Fund...................................    3,933,399           --               --         Passed
      Limited Duration Government Securities Fund.................    7,252,158           --           14,917         Passed
      Pennsylvania Municipal Bond Fund............................    8,091,049           --           71,434         Passed
      Prime Money Market Fund.....................................  133,951,056      246,337          260,385         Passed
      U.S. Treasury Obligations Money Market Fund.................   11,075,786           --           38,140         Passed
      Lifestyle Conservative Growth Fund..........................       12,879        1,957              288         Passed
      Lifestyle Moderate Growth Fund..............................       51,031        3,176            6,260         Passed
      Lifestyle Growth Fund.......................................       67,216          172            3,933         Passed

                                   Continued

GOVERNOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

    PROPOSAL 2

        To approve a new investment advisory agreement between the Governor Funds, on behalf of each Governor Fund, and Martindale Andres & Company, LLC.

                                                                     NUMBER OF      NUMBER OF        NUMBER OF       ELECTION
      FUND                                                           VOTES FOR    VOTES AGAINST   VOTES ABSTAINING   RESULTS
      ----                                                          -----------   -------------   ----------------   --------
      Aggressive Growth Fund......................................   11,364,810        7,199           12,028         Passed
      Established Growth Fund.....................................   18,494,695       14,473           38,626         Passed
      Intermediate Term Income Fund...............................   25,359,523        7,899           27,315         Passed
      International Equity Fund...................................    3,934,312           --               --         Passed
      Limited Duration Government Securities Fund.................    7,259,208           --           14,917         Passed
      Pennsylvania Municipal Bond Fund............................    8,237,276           --           71,434         Passed
      Prime Money Market Fund.....................................  161,527,418      249,313          260,358         Passed
      U.S. Treasury Obligations Money Market Fund.................   12,162,500           --           38,140         Passed
      Lifestyle Conservative Growth Fund..........................       25,566        1,957               97         Passed
      Lifestyle Moderate Growth Fund..............................      115,069        3,322            1,328         Passed
      Lifestyle Growth Fund.......................................      132,763          172            3,017         Passed

    PROPOSAL 3

        To approve an investment sub-advisory agreement between Martindale Andres & Company, LLC and Brinson Partners, Inc. on behalf of the International Equity Fund.

                                                                    NUMBER OF      NUMBER OF        NUMBER OF       ELECTION
      FUND                                                          VOTES FOR    VOTES AGAINST   VOTES ABSTAINING   RESULTS
      ----                                                          ----------   -------------   ----------------   --------
      International Equity Fund...................................   3,934,312        --               --            Passed

8.  SUBSEQUENT EVENTS

        On January 5, 2001 the assets and liabilities of the Governor U.S. Treasury Obligations Money Market Fund were transferred into the Vision Treasury Money Market Fund on a tax free basis. Additionally, on January 8, 2001, the assets and liabilities of the remaining Governor Funds were transferred into the respective Vision Group of Funds on a tax free basis.

INVESTMENT ADVISER
MARTINDALE ANDRES & COMPANY, LLC
200 FOUR FALLS CORPORATE CENTER, SUITE 200
WEST CONSHOHOCKEN, PA 19428


DISTRIBUTOR
BISYS FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219

FOR ADDITIONAL INFORMATION CALL:
1-800-836-2211


2/01